UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23661

Harbor ETF Trust
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report
HARBOR ETF TRUST
April 30, 2024

Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Table of Contents

Harbor ETF Trust
Harbor Commodity All-Weather Strategy ETF
Consolidated Portfolio of Investments	1
Harbor Disruptive Innovation ETF
Portfolio of Investments	3
Harbor Dividend Growth Leaders ETF
Portfolio of Investments	6
Harbor Energy Transition Strategy ETF
Consolidated Portfolio of Investments	8
Harbor Health Care ETF
Portfolio of Investments	10
Harbor Human Capital Factor Unconstrained ETF
Portfolio of Investments	12
Harbor Human Capital Factor US Large Cap ETF
Portfolio of Investments	14
Harbor Human Capital Factor US Small Cap ETF
Portfolio of Investments	17
Harbor International Compounders ETF
Portfolio of Investments	21
Harbor Long-Short Equity ETF
Portfolio of Investments	23
Harbor Long-Term Growers ETF
Portfolio of Investments	27
Harbor Multi-Asset Explorer ETF
Portfolio of Investments	29
Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments	30
Harbor Scientific Alpha Income ETF
Portfolio of Investments	36
Financial Statements
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	50
Notes to Financial Statements	58
Fees and Expenses Example	71
Additional Information	73
Proxy Voting	73
Quarterly Portfolio Disclosures	73
Advisory Agreement Approvals	73
Review of Liquidity Risk Management Program	81
This material is intended for the Funds' shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor ETF before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Foreside Fund Services, LLC is the Distributor of the Harbor ETF Trust.

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS——Continued

Subadvisor: Quantix Commodities LP
RISK ALLOCATION* (% of Net Assets)
Asset Class	Sector
COMMODITIES
	Petroleum	33.1%
	Precious Metals	29.7%
	Grains and Soybean Products	15.3%
	Softs	10.0%
	Industrial Metals	9.9%
	Natural Gas	2.0%
*Based on notional value and represents the sector allocation of the Quantix Commodity Index.
PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Short-Term Investments—92.3%
Principal Amount		Value
U.S. TREASURY BILLS—92.3%
	U.S. Treasury Bills
$49,643	5.145%—09/19/2024†	$48,633
28,804	5.192%—07/30/2024†	28,427
3,546	5.198%—06/27/2024†	3,516
6,077	5.200%—07/05/2024†	6,019
15,199	5.201%—05/09/2024†	15,181
9,120	5.210%—07/25/2024†	9,007
17,000	5.213%—05/23/2024†	16,945
3,527	5.224%—05/21/2024†	3,517
4,000	5.227%—06/06/2024†	3,979
9,576	5.244%—06/11/2024†	9,519
TOTAL SHORT-TERM INVESTMENTS (Cost $144,759)		144,743
TOTAL INVESTMENTS—92.3% (Cost $144,759)		144,743
CASH AND OTHER ASSETS, LESS LIABILITIES—7.7%		12,036
TOTAL NET ASSETS—100%		$156,779

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	05/31/2024	Monthly	$156,379	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com.  The index is comprised of publicly traded futures contracts on physical commodities.  The table below represents the reference index components as of April 30, 2024.

Commodity	Weight
Gold	29.7%
GasOil	11.8
RBOB Gasoline	7.5
Heating Oil	7.2
Brent Crude Oil	6.6
Sugar	3.7
Corn	3.6
Soybeans	3.5
Zinc	2.6
Nickel	2.5
Copper	2.4
Aluminum	2.4
KC Wheat	2.2
Coffee	2.2
Cotton	2.1
Wheat	2.1
Cocoa	2.0
Natural Gas (United States)	2.0
Soymeal	2.0
Soybean Oil	1.9
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
BIOTECHNOLOGY—14.3%
59,073	Adaptimmune Therapeutics PLC ADR*,1	$70
30,422	Allogene Therapeutics, Inc. *	84
9,012	Arrowhead Pharmaceuticals, Inc. *	204
3,867	Ascendis Pharma AS ADR (Denmark)*,1	535
93,201	Autolus Therapeutics PLC ADR (United Kingdom)*,1	343
12,888	Avidity Biosciences, Inc. *	311
11,031	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	259
31,984	C4 Therapeutics, Inc. *	202
6,722	Fate Therapeutics, Inc. *	27
5,656	Intellia Therapeutics, Inc. *	121
30,225	Iovance Biotherapeutics, Inc. *	356
2,577	Krystal Biotech, Inc. *	395
6,631	Kymera Therapeutics, Inc. *	223
2,910	Legend Biotech Corp. ADR*,1	127
57,473	Magenta Therapeutics, Inc. - CVR *	— [x]
2,795	Moderna, Inc. *	308
14,189	REGENXBIO, Inc. *	218
19,713	Repare Therapeutics, Inc. (Canada)*	61
13,634	Replimune Group, Inc. *	87
21,481	Rocket Pharmaceuticals, Inc. *	462
11,633	uniQure NV (Netherlands)*	51
864	Vaxcyte, Inc. *	52
		4,496
BROADLINE RETAIL—4.5%
4,170	Amazon.com, Inc. *	730
468	MercadoLibre, Inc. (Brazil)*	682
		1,412
CHEMICALS—2.4%
1,730	Linde PLC	763
ELECTRICAL EQUIPMENT—0.4%
305	Hubbell, Inc.	113
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
8,203	Cognex Corp.	341
ENTERTAINMENT—0.4%
1,910	Sea Ltd. ADR (Singapore)*,1	121
FINANCIAL SERVICES—5.5%
436	Adyen NV (Netherlands)*,2	526

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
1,815	Block, Inc. *	$132
4,635	Fiserv, Inc. *	708
15,340	Toast, Inc. Class A*	362
		1,728
GROUND TRANSPORTATION—0.7%
3,135	Uber Technologies, Inc. *	208
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
1,278	Cooper Cos., Inc.	114
4,240	Dexcom, Inc. *	540
252	IDEXX Laboratories, Inc. *	124
674	Inspire Medical Systems, Inc. *	163
544	Insulet Corp. *	93
1,245	Lantheus Holdings, Inc. *	83
		1,117
HOTELS, RESTAURANTS & LEISURE—3.9%
154	Chipotle Mexican Grill, Inc. *	486
4,825	DoorDash, Inc. Class A*	624
3,075	DraftKings, Inc. Class A*	128
		1,238
INSURANCE—2.6%
4,003	Progressive Corp.	834
INTERACTIVE MEDIA & SERVICES—6.1%
3,427	Alphabet, Inc. Class A*	558
5,779	Alphabet, Inc. Class C*	952
919	Meta Platforms, Inc. Class A	395
		1,905
IT SERVICES—6.0%
5,741	Cloudflare, Inc. Class A*	502
549	MongoDB, Inc. *	200
1,396	Okta, Inc. *	130
10,366	Shopify, Inc. Class A (Canada)*	728
2,032	Snowflake, Inc. Class A*	315
		1,875
LIFE SCIENCES TOOLS & SERVICES—5.1%
3,110	Danaher Corp.	767

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—Continued
782	ICON PLC *	$233
542	Lonza Group AG (Switzerland)	301
555	Thermo Fisher Scientific, Inc.	315
		1,616
MACHINERY—0.9%
1,954	Chart Industries, Inc. *	281
PHARMACEUTICALS—2.1%
7,629	Arvinas, Inc. *	242
4,497	Catalent, Inc. *	251
211	Eli Lilly & Co.	165
		658
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.7%
4,854	Advanced Micro Devices, Inc. *	769
1,899	Applied Materials, Inc.	377
870	ASML Holding NV (Netherlands)	773
1,325	Lam Research Corp.	1,185
3,882	Lattice Semiconductor Corp. *	266
966	NVIDIA Corp.	835
4,049	Texas Instruments, Inc.	715
		4,920
SOFTWARE—20.7%
1,057	Atlassian Corp. Class A*	182
3,687	Bentley Systems, Inc. Class B	194
2,659	Cadence Design Systems, Inc. *	733
12,093	CCC Intelligent Solutions Holdings, Inc. *	136

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
2,531	Datadog, Inc. Class A*	$318
3,516	Dynatrace, Inc. *	159
3,672	Gitlab, Inc. Class A*	193
532	HubSpot, Inc. *	322
1,411	Microsoft Corp.	549
818	Monday.com Ltd. *	155
911	Nice Ltd. ADR (Israel)*,1	203
636	Palo Alto Networks, Inc. *	185
6,934	Procore Technologies, Inc. *	474
1,915	Salesforce, Inc.	515
16,422	Samsara, Inc. Class A*	573
708	SAP SE ADR (Germany)[1]	128
6,142	SentinelOne, Inc. Class A*	130
1,282	ServiceNow, Inc. *	889
4,908	Smartsheet, Inc. Class A*	186
591	Workday, Inc. Class A*	145
743	Zscaler, Inc. *	128
		6,497
TRADING COMPANIES & DISTRIBUTORS—2.2%
1,019	United Rentals, Inc.	681
TOTAL COMMON STOCKS (Cost $25,141)		30,804
TOTAL INVESTMENTS—98.1% (Cost $25,141)		30,804
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		583
TOTAL NET ASSETS—100%		$31,387

FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investment in Magenta Therapeutics, Inc - CVR (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2023 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Magenta Therapeutics, Inc. - CVR	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $526 or 2% of net assets.
CVR
Contingent Value Right
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
BANKS—1.9%
138,174	Bank of America Corp.	$5,114
BEVERAGES—2.5%
107,957	Coca-Cola Co.	6,668
BIOTECHNOLOGY—2.4%
38,482	AbbVie, Inc.	6,259
CAPITAL MARKETS—4.7%
11,656	Ameriprise Financial, Inc.	4,800
33,145	Ares Management Corp. Class A	4,411
15,513	CME Group, Inc.	3,252
		12,463
CHEMICALS—2.5%
42,598	Celanese Corp.	6,543
COMMERCIAL SERVICES & SUPPLIES—2.1%
8,562	Cintas Corp.	5,637
COMMUNICATIONS EQUIPMENT—2.6%
144,951	Cisco Systems, Inc.	6,810
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
56,880	Cogent Communications Holdings, Inc.	3,651
ELECTRIC UTILITIES—1.6%
64,894	NextEra Energy, Inc.	4,346
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
27,933	CDW Corp.	6,756
FINANCIAL SERVICES—2.8%
39,719	Fidelity National Information Services, Inc.	2,698
37,695	Global Payments, Inc.	4,628
		7,326
FOOD PRODUCTS—1.7%
23,015	Hershey Co.	4,463
GROUND TRANSPORTATION—1.4%
15,641	Union Pacific Corp.	3,709

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.1%
27,255	Cardinal Health, Inc.	$2,808
HOTELS, RESTAURANTS & LEISURE—1.4%
50,649	Restaurant Brands International, Inc. (Canada)	3,842
HOUSEHOLD DURABLES—2.7%
11,250	Installed Building Products, Inc.	2,652
29,203	Lennar Corp. Class A	4,428
		7,080
INSURANCE—7.8%
81,292	American International Group, Inc.	6,122
36,917	Arthur J Gallagher & Co.	8,664
27,378	Primerica, Inc.	5,800
		20,586
IT SERVICES—3.3%
53,486	International Business Machines Corp.	8,889
MACHINERY—5.4%
10,808	Cummins, Inc.	3,053
25,644	IDEX Corp.	5,653
101,641	Mueller Industries, Inc.	5,674
		14,380
MEDIA—1.6%
112,279	John Wiley & Sons, Inc. Class A	4,218
OIL, GAS & CONSUMABLE FUELS—5.1%
30,434	Chevron Corp.	4,908
36,410	ConocoPhillips	4,574
104,716	Williams Cos., Inc.	4,017
		13,499
PHARMACEUTICALS—8.8%
8,562	Eli Lilly & Co.	6,688
56,460	Merck & Co., Inc.	7,296
197,837	Pfizer, Inc.	5,068
85,858	Sanofi SA ADR[1]	4,227
		23,279

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RESIDENTIAL REITS—2.6%
58,791	Equity LifeStyle Properties, Inc.	$3,544
30,521	Sun Communities, Inc.	3,398
		6,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.3%
9,009	Broadcom, Inc.	11,714
78,369	Microchip Technology, Inc.	7,209
22,422	NXP Semiconductors NV (China)	5,744
		24,667
SOFTWARE—5.8%
39,419	Microsoft Corp.	15,347
SPECIALTY RETAIL—5.5%
39,206	TJX Cos., Inc.	3,689
16,447	Tractor Supply Co.	4,492
22,677	Williams-Sonoma, Inc.	6,503
		14,684

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.9%
60,274	Apple, Inc.	$10,266
TRADING COMPANIES & DISTRIBUTORS—3.5%
17,422	Ferguson PLC	3,657
12,675	Watsco, Inc.	5,675
		9,332
TOTAL COMMON STOCKS (Cost $214,475)		259,564
TOTAL INVESTMENTS—97.9% (Cost $214,475)		259,564
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		5,476
TOTAL NET ASSETS—100%		$265,040

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Quantix Commodities LP
RISK ALLOCATION* (% of Net Assets)
Asset Class	Sector
COMMODITIES
	Industrial Metals	36.8%
	Natural Gas	24.2%
	Emissions	19.0%
	Precious Metals	11.6%
	Ethanol and Soybean Oil	8.4%
*Based on notional value and represents the sector allocation of the Quantix Energy  Transition Index.
PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Short-Term Investments—65.7%
Principal Amount		Value
U.S. TREASURY BILLS—65.7%
	U.S. Treasury Bills
$1,026	5.107%—09/19/2024†	$1,005
1,125	5.192%—07/30/2024†	1,110
3,343	5.198%—06/27/2024†	3,315
5,573	5.201%—05/09/2024†	5,567
3,326	5.224%—05/21/2024†	3,316
TOTAL SHORT-TERM INVESTMENTS (Cost $14,314)		14,313
TOTAL INVESTMENTS—65.7% (Cost $14,314)		14,313
CASH AND OTHER ASSETS, LESS LIABILITIES—34.3%		7,461
TOTAL NET ASSETS—100%		$21,774

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	05/15/2024	Monthly	$21,857	$(283)	$—	$(283)
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com.  The index is comprised of publicly traded futures contracts on physical commodities.  The table below represents the reference index components as of April 30, 2024.

Commodity	Weight
Emissions (Europe)	15.2%
Aluminum	13.4
Natural Gas (Europe)	11.5
Natural Gas (United States)	10.2
Copper	9.8
Silver	7.4
Nickel	7.0
Soybean Oil	6.2
Zinc	4.3
Emissions (California)	3.8
Natural Gas (United Kingdom)	2.5
Lead	2.3
Ethanol	2.2
Platinum	2.2
Palladium	2.0
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
INDUSTRY ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—96.8%
Shares		Value
BIOTECHNOLOGY—43.5%
9,138	AbbVie, Inc.	$1,486
2,486	Alkermes PLC *	61
16,829	Ascendis Pharma AS ADR (Denmark)*,1	2,330
6,580	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	154
1,667	Cytokinetics, Inc. *	102
18,801	Legend Biotech Corp. ADR*,1	822
3,987	MoonLake Immunotherapeutics *	163
1,123	Neurocrine Biosciences, Inc. *	155
13,202	Rocket Pharmaceuticals, Inc. *	284
4,504	Vaxcyte, Inc. *	273
1,717	Viking Therapeutics, Inc. *	137
1,693	Xenon Pharmaceuticals, Inc. (Canada)*	69
		6,036
HEALTH CARE EQUIPMENT & SUPPLIES—22.5%
581	Align Technology, Inc. *	164
3,131	Cooper Cos., Inc.	279
4,959	Dexcom, Inc. *	632
2,851	GE HealthCare Technologies, Inc.	217
1,867	Haemonetics Corp. *	172
418	IDEXX Laboratories, Inc. *	206
1,462	Inspire Medical Systems, Inc. *	353
994	Insulet Corp. *	171
1,498	iRhythm Technologies, Inc. *	164
7,080	Lantheus Holdings, Inc. *	471
2,204	Masimo Corp. *	296
		3,125

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—12.0%
376	Cencora, Inc.	$90
399	Elevance Health, Inc.	211
16,543	Option Care Health, Inc. *	494
1,797	UnitedHealth Group, Inc.	869
		1,664
LIFE SCIENCES TOOLS & SERVICES—4.7%
9,504	Avantor, Inc. *	230
1,068	ICON PLC *	318
617	Repligen Corp. *	102
		650
PHARMACEUTICALS—14.1%
872	Eli Lilly & Co.	681
22,449	Innoviva, Inc. *	339
21,206	Pfizer, Inc.	543
8,075	Sanofi SA ADR[1]	398
		1,961
TOTAL COMMON STOCKS (Cost $12,948)		13,436
TOTAL INVESTMENTS—96.8% (Cost $12,948)		13,436
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		443
TOTAL NET ASSETS—100%		$13,879

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—2.9%
795	L3Harris Technologies, Inc.	$170
396	Lockheed Martin Corp.	184
		354
BANKS—5.4%
1,587	Cullen/Frost Bankers, Inc.	166
2,353	East West Bancorp, Inc.	175
2,060	Pinnacle Financial Partners, Inc.	158
2,077	SouthState Corp.	157
		656
BIOTECHNOLOGY—1.4%
1,350	Sarepta Therapeutics, Inc. *	171
BROADLINE RETAIL—1.2%
2,200	Etsy, Inc. *	151
BUILDING PRODUCTS—1.3%
1,279	Allegion PLC	155
CAPITAL MARKETS—7.8%
901	Cboe Global Markets, Inc.	163
773	CME Group, Inc.	162
913	Evercore, Inc. Class A	166
362	FactSet Research Systems, Inc.	151
290	MSCI, Inc.	135
2,994	Nasdaq, Inc.	179
		956
COMMUNICATIONS EQUIPMENT—2.4%
2,951	Ciena Corp. *	136
4,501	Juniper Networks, Inc.	157
		293
CONSUMER FINANCE—1.5%
4,258	Synchrony Financial	187
ELECTRIC UTILITIES—3.0%
4,875	Exelon Corp.	183
2,460	Southern Co.	181
		364

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
2,877	Trimble, Inc. *	$173
ENERGY EQUIPMENT & SERVICES—1.4%
32,197	Transocean Ltd. *	168
FINANCIAL SERVICES—1.3%
360	Mastercard, Inc. Class A	162
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
2,011	GE HealthCare Technologies, Inc.	153
HEALTH CARE REITS—1.5%
9,818	Healthpeak Properties, Inc.	183
HOTELS, RESTAURANTS & LEISURE—1.3%
45	Booking Holdings, Inc.	155
HOUSEHOLD DURABLES—1.5%
1,616	PulteGroup, Inc.	180
HOUSEHOLD PRODUCTS—1.5%
2,000	Colgate-Palmolive Co.	184
INDUSTRIAL REITS—1.1%
1,280	Prologis, Inc.	131
INSURANCE—4.2%
1,965	Arch Capital Group Ltd. *	184
1,178	RLI Corp.	167
770	Travelers Cos., Inc.	163
		514
INTERACTIVE MEDIA & SERVICES—1.5%
1,149	Alphabet, Inc. Class A*	187
IT SERVICES—1.0%
346	MongoDB, Inc. *	126
MACHINERY—4.1%
642	Cummins, Inc.	181
436	Deere & Co.	171
1,897	Graco, Inc.	152
		504

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—1.1%
342	Cable One, Inc.	$135
METALS & MINING—2.9%
3,137	Commercial Metals Co.	168
1,397	Steel Dynamics, Inc.	182
		350
MULTI-UTILITIES—1.5%
2,435	Ameren Corp.	180
OIL, GAS & CONSUMABLE FUELS—3.1%
1,514	ConocoPhillips	190
2,909	Occidental Petroleum Corp.	193
		383
PASSENGER AIRLINES—1.7%
4,106	Delta Air Lines, Inc.	206
PHARMACEUTICALS—1.4%
1,329	Merck & Co., Inc.	172
PROFESSIONAL SERVICES—2.5%
2,315	Dayforce, Inc. *	142
2,040	Maximus, Inc.	164
		306
RESIDENTIAL REITS—1.5%
1,787	Camden Property Trust	178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.1%
945	Advanced Micro Devices, Inc. *	149
3,785	Intel Corp.	115
229	NVIDIA Corp.	198
1,191	Silicon Laboratories, Inc. *	145
1,649	Teradyne, Inc.	192
1,059	Texas Instruments, Inc.	187
		986
SOFTWARE—17.8%
275	Adobe, Inc. *	127

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
640	Autodesk, Inc. *	$136
555	Cadence Design Systems, Inc. *	153
2,114	Dolby Laboratories, Inc. Class A	164
4,071	DoubleVerify Holdings, Inc. *	119
5,157	Dropbox, Inc. Class A*	120
1,417	Guidewire Software, Inc. *	157
257	Intuit, Inc.	161
409	Microsoft Corp.	159
2,267	Procore Technologies, Inc. *	155
4,897	Samsara, Inc. Class A*	171
5,547	SentinelOne, Inc. Class A*	117
211	ServiceNow, Inc. *	146
3,660	Smartsheet, Inc. Class A*	139
867	SPS Commerce, Inc. *	151
		2,175
SPECIALIZED REITS—4.2%
1,196	Extra Space Storage, Inc.	161
1,584	Lamar Advertising Co. Class A	183
4,639	National Storage Affiliates Trust	163
		507
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.9%
908	Apple, Inc.	155
3,952	Pure Storage, Inc. Class A*	199
		354
TEXTILES, APPAREL & LUXURY GOODS—1.1%
362	Lululemon Athletica, Inc. *	131
TOTAL COMMON STOCKS (Cost $11,432)		12,170
TOTAL INVESTMENTS—99.8% (Cost $11,432)		12,170
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		26
TOTAL NET ASSETS—100%		$12,196

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—2.8%
21,512	General Electric Co.	$3,481
4,120	L3Harris Technologies, Inc.	882
5,722	Lockheed Martin Corp.	2,660
3,339	Northrop Grumman Corp.	1,620
		8,643
AUTOMOBILES—0.2%
51,324	Ford Motor Co.	623
BANKS—5.4%
147,266	Bank of America Corp.	5,450
59,467	JPMorgan Chase & Co.	11,402
		16,852
BEVERAGES—2.4%
54,717	Coca-Cola Co.	3,380
2,212	Constellation Brands, Inc. Class A	561
19,415	PepsiCo, Inc.	3,415
		7,356
BIOTECHNOLOGY—1.8%
2,622	Alnylam Pharmaceuticals, Inc. *	377
11,603	Amgen, Inc.	3,179
3,813	BioMarin Pharmaceutical, Inc. *	308
26,847	Gilead Sciences, Inc.	1,750
		5,614
BROADLINE RETAIL—6.0%
90,560	Amazon.com, Inc. *	15,848
17,306	eBay, Inc.	892
1,461	MercadoLibre, Inc. (Brazil)*	2,131
		18,871
BUILDING PRODUCTS—0.3%
3,798	Builders FirstSource, Inc. *	695
676	Lennox International, Inc.	313
		1,008
CAPITAL MARKETS—3.5%
2,724	Ares Management Corp. Class A	363
3,021	BlackRock, Inc.	2,280
14,139	Blackstone, Inc.	1,649

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
2,161	Cboe Global Markets, Inc.	$391
7,101	CME Group, Inc.	1,489
457	FactSet Research Systems, Inc.	190
12,069	KKR & Co., Inc.	1,123
27,726	Morgan Stanley	2,519
944	MSCI, Inc.	440
7,342	Nasdaq, Inc.	439
		10,883
CHEMICALS—1.1%
20,093	Corteva, Inc.	1,088
23,772	Dow, Inc.	1,353
12,890	DuPont de Nemours, Inc.	934
		3,375
COMMUNICATIONS EQUIPMENT—0.9%
2,682	Arista Networks, Inc. *	688
47,533	Cisco Systems, Inc.	2,233
		2,921
CONSTRUCTION & ENGINEERING—0.2%
2,883	Quanta Services, Inc.	745
CONSUMER FINANCE—1.0%
11,647	American Express Co.	2,726
8,504	Synchrony Financial	374
		3,100
ELECTRIC UTILITIES—1.7%
19,303	Duke Energy Corp.	1,897
9,489	Edison International	674
24,190	Exelon Corp.	909
26,637	Southern Co.	1,958
		5,438
ELECTRICAL EQUIPMENT—0.4%
5,378	GE Vernova, Inc. *	827
1,214	Rockwell Automation, Inc.	329
		1,156
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
2,519	Trimble, Inc. *	151

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
561	Zebra Technologies Corp. Class A*	$177
		328
ENERGY EQUIPMENT & SERVICES—0.7%
21,987	Baker Hughes Co.	717
31,931	Schlumberger NV	1,516
		2,233
ENTERTAINMENT—1.1%
4,938	Netflix, Inc. *	2,719
4,780	ROBLOX Corp. Class A*	170
1,381	Spotify Technology SA *	387
		3,276
FINANCIAL SERVICES—2.6%
17,815	Mastercard, Inc. Class A	8,038
FOOD PRODUCTS—0.8%
3,221	Bunge Global SA	328
8,528	General Mills, Inc.	601
20,060	Mondelez International, Inc. Class A	1,443
		2,372
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
5,833	Becton Dickinson & Co.	1,369
46,570	Boston Scientific Corp. *	3,347
11,035	Edwards Lifesciences Corp. *	934
6,468	GE HealthCare Technologies, Inc.	493
6,943	Intuitive Surgical, Inc. *	2,573
3,068	ResMed, Inc.	657
		9,373
HEALTH CARE PROVIDERS & SERVICES—0.1%
1,027	Molina Healthcare, Inc. *	351
HEALTH CARE REITS—0.1%
11,980	Healthpeak Properties, Inc.	223
HOTELS, RESTAURANTS & LEISURE—3.3%
13,568	Airbnb, Inc. Class A*	2,152
1,111	Booking Holdings, Inc.	3,835
5,206	Expedia Group, Inc. *	701
8,577	Hilton Worldwide Holdings, Inc.	1,692
8,827	Marriott International, Inc. Class A	2,084
		10,464
HOUSEHOLD DURABLES—0.1%
3,069	PulteGroup, Inc.	342
HOUSEHOLD PRODUCTS—2.3%
11,688	Colgate-Palmolive Co.	1,074
4,824	Kimberly-Clark Corp.	659
33,331	Procter & Gamble Co.	5,440
		7,173
INDUSTRIAL CONGLOMERATES—0.9%
15,201	Honeywell International, Inc.	2,930
INDUSTRIAL REITS—0.6%
17,892	Prologis, Inc.	1,826
INSURANCE—1.1%
7,171	Arch Capital Group Ltd. *	671

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
4,618	Brown & Brown, Inc.	$377
3,200	Cincinnati Financial Corp.	370
5,990	Hartford Financial Services Group, Inc.	580
5,043	Principal Financial Group, Inc.	399
4,645	Travelers Cos., Inc.	985
		3,382
INTERACTIVE MEDIA & SERVICES—9.4%
66,654	Alphabet, Inc. Class A*	10,850
58,110	Alphabet, Inc. Class C*	9,567
21,210	Meta Platforms, Inc. Class A	9,124
		29,541
IT SERVICES—0.8%
661	EPAM Systems, Inc. *	155
906	Gartner, Inc. *	374
10,617	International Business Machines Corp.	1,764
659	MongoDB, Inc. *	241
		2,534
LIFE SCIENCES TOOLS & SERVICES—0.3%
5,832	Agilent Technologies, Inc.	799
MACHINERY—2.2%
10,743	Caterpillar, Inc.	3,594
2,864	Cummins, Inc.	809
6,070	Deere & Co.	2,376
		6,779
MEDIA—0.1%
4,740	Trade Desk, Inc. Class A*	393
METALS & MINING—1.0%
51,206	Freeport-McMoRan, Inc.	2,557
5,264	Steel Dynamics, Inc.	685
		3,242
MULTI-UTILITIES—0.6%
6,331	Ameren Corp.	468
8,627	Consolidated Edison, Inc.	814
4,901	DTE Energy Co.	541
		1,823
OIL, GAS & CONSUMABLE FUELS—3.8%
46,957	Chevron Corp.	7,573
19,419	Occidental Petroleum Corp.	1,284
6,566	Pioneer Natural Resources Co.	1,768
35,319	Williams Cos., Inc.	1,355
		11,980
PASSENGER AIRLINES—0.3%
13,517	Delta Air Lines, Inc.	677
11,564	Southwest Airlines Co.	300
		977
PHARMACEUTICALS—7.3%
14,495	Eli Lilly & Co.	11,322
49,401	Johnson & Johnson	7,143
113,409	Pfizer, Inc.	2,905
9,480	Zoetis, Inc.	1,510
		22,880

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—0.6%
4,723	Automatic Data Processing, Inc.	$1,142
2,750	Booz Allen Hamilton Holding Corp.	406
1,416	Broadridge Financial Solutions, Inc.	274
1,364	Jacobs Solutions, Inc.	196
		2,018
RESIDENTIAL REITS—0.2%
2,112	Camden Property Trust	210
1,306	Essex Property Trust, Inc.	322
		532
RETAIL REITS—0.3%
6,282	Simon Property Group, Inc.	883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.0%
17,529	Advanced Micro Devices, Inc. *	2,776
16,265	Applied Materials, Inc.	3,231
47,511	Intel Corp.	1,448
1,461	KLA Corp.	1,007
9,830	Marvell Technology, Inc.	648
20,959	NVIDIA Corp.	18,109
12,540	QUALCOMM, Inc.	2,080
1,715	Teradyne, Inc.	199
10,713	Texas Instruments, Inc.	1,890
		31,388
SOFTWARE—9.5%
5,429	Adobe, Inc. *	2,513
997	ANSYS, Inc. *	324
2,048	Atlassian Corp. Class A*	353
2,418	Autodesk, Inc. *	515
2,336	Bentley Systems, Inc. Class B	123
3,022	Cadence Design Systems, Inc. *	833
2,221	Crowdstrike Holdings, Inc. Class A*	650
270	Fair Isaac Corp. *	306
7,186	Fortinet, Inc. *	454
532	HubSpot, Inc. *	322
3,052	Intuit, Inc.	1,909
37,810	Microsoft Corp.	14,720
3,235	Palo Alto Networks, Inc. *	941
10,687	Salesforce, Inc.	2,874
2,302	ServiceNow, Inc. *	1,596
1,675	Synopsys, Inc. *	889

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
2,306	Workday, Inc. Class A*	$564
		29,886
SPECIALIZED REITS—0.7%
1,852	Equinix, Inc.	1,317
4,317	Extra Space Storage, Inc.	579
2,298	SBA Communications Corp.	428
		2,324
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.8%
84,085	Apple, Inc.	14,322
15,091	Hewlett Packard Enterprise Co.	256
11,560	HP, Inc.	325
2,462	NetApp, Inc.	252
		15,155
TEXTILES, APPAREL & LUXURY GOODS—0.9%
3,640	Lululemon Athletica, Inc. *	1,313
16,313	NIKE, Inc. Class B	1,505
		2,818
TOBACCO—0.4%
24,837	Altria Group, Inc.	1,088
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,352	United Rentals, Inc.	903
1,278	WW Grainger, Inc.	1,178
		2,081
TOTAL COMMON STOCKS (Cost $256,037)		308,017

EXCHANGE-TRADED FUNDS—1.5%

(Cost $3,427)
CAPITAL MARKETS—1.5%
60,373	Communication Services Select Sector SPDR Fund	4,701
TOTAL INVESTMENTS—99.9% (Cost $259,464)		312,718
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		453
TOTAL NET ASSETS—100%		$313,171

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—1.8%
12,858	Moog, Inc. Class A	$2,045
AUTOMOBILES—0.4%
7,776	Winnebago Industries, Inc.	479
BANKS—5.8%
10,300	Banner Corp.	449
8,517	Bridgewater Bancshares, Inc. *	93
12,885	Byline Bancorp, Inc.	279
10,401	Enterprise Financial Services Corp.	395
34,493	First Hawaiian, Inc.	728
16,876	First Merchants Corp.	564
18,958	Hilltop Holdings, Inc.	555
5,881	HomeStreet, Inc.	72
12,728	Live Oak Bancshares, Inc.	411
18,755	OceanFirst Financial Corp.	277
9,069	Origin Bancorp, Inc.	269
6,958	Pathward Financial, Inc.	351
21,153	Towne Bank	547
16,652	Trustmark Corp.	493
15,510	Veritex Holdings, Inc.	302
18,439	WaFd, Inc.	500
17,128	WesBanco, Inc.	462
		6,747
BIOTECHNOLOGY—9.4%
19,101	Agios Pharmaceuticals, Inc. *	621
18,623	Arcellx, Inc. *	931
26,732	Blueprint Medicines Corp. *	2,442
12,425	Cullinan Therapeutics, Inc. *	336
14,411	Entrada Therapeutics, Inc. *	171
32,904	Intellia Therapeutics, Inc. *	704
55,348	Ironwood Pharmaceuticals, Inc. *	429
30,610	Kura Oncology, Inc. *	601
20,789	Kymera Therapeutics, Inc. *	699
18,804	Nuvalent, Inc. Class A*	1,295
16,622	Omega Therapeutics, Inc. *	37
33,744	PTC Therapeutics, Inc. *	1,085
15,256	REGENXBIO, Inc. *	234
22,574	Rhythm Pharmaceuticals, Inc. *	897
25,925	Sage Therapeutics, Inc. *	361

COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—Continued
29,746	Verve Therapeutics, Inc. *	$179
		11,022
BUILDING PRODUCTS—4.1%
15,742	Armstrong World Industries, Inc.	1,809
47,263	AZEK Co., Inc. *	2,157
44,709	Resideo Technologies, Inc. *	873
		4,839
CAPITAL MARKETS—6.2%
18,182	AssetMark Financial Holdings, Inc. *	615
14,305	Hamilton Lane, Inc. Class A	1,598
17,955	Moelis & Co. Class A	881
4,419	Piper Sandler Cos.	865
28,319	StepStone Group, Inc. Class A	1,022
51,795	TPG, Inc.	2,232
		7,213
CHEMICALS—4.9%
24,869	Cabot Corp.	2,269
10,442	Koppers Holdings, Inc.	535
20,653	Sensient Technologies Corp.	1,512
84,873	Tronox Holdings PLC	1,442
		5,758
COMMERCIAL SERVICES & SUPPLIES—1.1%
8,564	Cimpress PLC (Ireland)*	730
42,918	Steelcase, Inc. Class A	517
		1,247
COMMUNICATIONS EQUIPMENT—1.0%
9,517	ADTRAN Holdings, Inc.	42
9,389	Calix, Inc. *	260
20,056	Extreme Networks, Inc. *	225
26,040	Infinera Corp. *	126
16,677	Viasat, Inc. *	265
26,353	Viavi Solutions, Inc. *	208
		1,126
CONSTRUCTION & ENGINEERING—0.9%
15,627	Granite Construction, Inc.	867

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
3,783	Limbach Holdings, Inc. *	$172
		1,039
CONSUMER FINANCE—1.6%
10,641	Bread Financial Holdings, Inc.	393
9,327	Nelnet, Inc. Class A	878
28,933	Upstart Holdings, Inc. *	640
		1,911
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
15,422	PriceSmart, Inc.	1,243
18,864	SpartanNash Co.	360
		1,603
DIVERSIFIED CONSUMER SERVICES—2.3%
35,037	Chegg, Inc. *	181
45,240	Coursera, Inc. *	463
7,877	Grand Canyon Education, Inc. *	1,024
42,905	Laureate Education, Inc.	622
42,724	Udemy, Inc. *	428
		2,718
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
422,236	Globalstar, Inc. *	545
5,595	IDT Corp. Class B	199
		744
ELECTRICAL EQUIPMENT—0.3%
2,367	Powell Industries, Inc.	338
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
10,350	Arlo Technologies, Inc. *	128
10,855	Avnet, Inc.	531
3,037	PAR Technology Corp. *	128
2,635	ScanSource, Inc. *	110
		897
ENERGY EQUIPMENT & SERVICES—2.8%
53,826	Atlas Energy Solutions, Inc.	1,196
94,501	Liberty Energy, Inc.	2,079
		3,275
ENTERTAINMENT—0.1%
21,236	Eventbrite, Inc. Class A*	112
3,854	Skillz, Inc. *	24
		136
FINANCIAL SERVICES—2.8%
29,519	Flywire Corp. *	605
12,461	Merchants Bancorp	502
7,413	NewtekOne, Inc.	80
41,848	Radian Group, Inc.	1,250
9,187	Walker & Dunlop, Inc.	842
		3,279
FOOD PRODUCTS—0.6%
53,139	Dole PLC	647
GAS UTILITIES—2.6%
24,563	ONE Gas, Inc.	1,585

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
23,847	Spire, Inc.	$1,473
		3,058
HEALTH CARE PROVIDERS & SERVICES—3.0%
15,101	AMN Healthcare Services, Inc. *	906
9,278	Castle Biosciences, Inc. *	196
36,467	Pediatrix Medical Group, Inc. *	323
51,987	Privia Health Group, Inc. *	956
46,520	Surgery Partners, Inc. *	1,161
		3,542
HEALTH CARE TECHNOLOGY—2.0%
59,839	Certara, Inc. *	1,024
23,732	Health Catalyst, Inc. *	148
12,321	HealthStream, Inc.	317
210,473	Multiplan Corp. *	137
29,578	Schrodinger, Inc. *	721
		2,347
HOTEL & RESORT REITS—1.0%
78,883	Apple Hospitality REIT, Inc.	1,164
HOTELS, RESTAURANTS & LEISURE—2.8%
10,797	Brinker International, Inc. *	579
13,748	Cheesecake Factory, Inc.	475
33,826	Dutch Bros, Inc. Class A*	952
14,686	First Watch Restaurant Group, Inc. *	375
9,001	PlayAGS, Inc. *	79
19,271	Travel & Leisure Co.	839
		3,299
HOUSEHOLD DURABLES—2.9%
8,933	Beazer Homes USA, Inc. *	250
8,467	Century Communities, Inc.	672
57,591	GoPro, Inc. Class A*	100
10,727	iRobot Corp. *	92
19,703	KB Home	1,276
5,865	LGI Homes, Inc. *	527
29,869	Sonos, Inc. *	505
		3,422
HOUSEHOLD PRODUCTS—1.0%
33,050	Central Garden & Pet Co. Class A*	1,171
INSURANCE—2.0%
18,499	Brighthouse Financial, Inc. *	892
13,772	Mercury General Corp.	720
6,303	Palomar Holdings, Inc. *	496
14,240	ProAssurance Corp. *	190
		2,298
INTERACTIVE MEDIA & SERVICES—1.7%
25,678	Cargurus, Inc. *	577
14,505	Cars.com, Inc. *	242
61,741	Taboola.com Ltd. (Israel)*	259
27,026	TripAdvisor, Inc. *	712
23,487	ZipRecruiter, Inc. Class A*	241
		2,031
IT SERVICES—0.9%
8,243	BigCommerce Holdings, Inc. *	47
4,842	Couchbase, Inc. *	117

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
7,993	DigitalOcean Holdings, Inc. *	$263
8,228	Grid Dynamics Holdings, Inc. *	80
15,445	Squarespace, Inc. Class A*	538
		1,045
LEISURE PRODUCTS—0.7%
22,111	YETI Holdings, Inc. *	790
MACHINERY—2.1%
11,780	Albany International Corp. Class A	940
26,680	Terex Corp.	1,495
		2,435
MEDIA—0.1%
12,719	AMC Networks, Inc. Class A*	135
METALS & MINING—0.4%
17,171	Ryerson Holding Corp.	490
OFFICE REITS—0.4%
32,821	JBG SMITH Properties	493
OIL, GAS & CONSUMABLE FUELS—2.7%
34,154	Delek U.S. Holdings, Inc.	933
306,807	Kosmos Energy Ltd. (Ghana)*	1,740
15,258	SilverBow Resources, Inc. *	469
		3,142
PASSENGER AIRLINES—2.0%
6,974	Allegiant Travel Co.	381
15,743	Copa Holdings SA Class A (Panama)	1,503
20,331	Hawaiian Holdings, Inc. *	258
46,645	Spirit Airlines, Inc.	165
		2,307
PERSONAL CARE PRODUCTS—0.3%
9,109	USANA Health Sciences, Inc. *	378
PHARMACEUTICALS—0.8%
30,702	Aclaris Therapeutics, Inc. *	37
13,548	Collegium Pharmaceutical, Inc. *	500
11,515	Tarsus Pharmaceuticals, Inc. *	362
		899
PROFESSIONAL SERVICES—4.2%
2,660	CRA International, Inc.	386
11,340	CSG Systems International, Inc.	536
5,527	Franklin Covey Co. *	215
7,217	Huron Consulting Group, Inc. *	673
18,322	Insperity, Inc.	1,886
8,067	Kforce, Inc.	498
13,389	Resources Connection, Inc.	148
48,936	Upwork, Inc. *	572
		4,914
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
54,677	eXp World Holdings, Inc.	544
212,533	Opendoor Technologies, Inc. *	423
11,380	RE/MAX Holdings, Inc. Class A	80
		1,047
RETAIL REITS—1.8%
22,613	InvenTrust Properties Corp.	573

COMMON STOCKS—Continued
Shares		Value
RETAIL REITS—Continued
46,074	Phillips Edison & Co., Inc.	$1,507
		2,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
9,008	FormFactor, Inc. *	402
3,007	Impinj, Inc. *	479
		881
SOFTWARE—9.5%
8,932	A10 Networks, Inc.	117
11,879	ACI Worldwide, Inc. *	405
5,021	Alarm.com Holdings, Inc. *	334
9,729	Alkami Technology, Inc. *	234
8,840	Altair Engineering, Inc. Class A*	711
3,059	Appfolio, Inc. Class A*	694
24,370	Asana, Inc. Class A*	362
168,415	Aurora Innovation, Inc. *	467
16,329	Box, Inc. Class A*	425
10,534	Braze, Inc. Class A*	441
4,071	Domo, Inc. Class B*	31
9,656	Enfusion, Inc. Class A*	90
6,150	Envestnet, Inc. *	382
8,336	Intapp, Inc. *	258
10,857	JFrog Ltd. (Israel)*	433
5,304	Mitek Systems, Inc. *	67
4,683	Model N, Inc. *	139
20,523	N-able, Inc. *	252
22,340	PowerSchool Holdings, Inc. Class A*	387
5,242	Progress Software Corp.	261
6,376	Rapid7, Inc. *	286
54,934	Samsara, Inc. Class A*	1,919
15,598	SEMrush Holdings, Inc. Class A*	191
6,254	Sprout Social, Inc. Class A*	315
13,565	Teradata Corp. *	503
16,568	Vertex, Inc. Class A*	483
6,548	Workiva, Inc. *	516
5,060	Xperi, Inc. *	53
13,548	Yext, Inc. *	74
23,332	Zeta Global Holdings Corp. Class A*	288
		11,118
SPECIALIZED REITS—1.4%
48,286	National Storage Affiliates Trust	1,692
SPECIALTY RETAIL—0.6%
13,223	Buckle, Inc.	494
17,566	CarParts.com, Inc. *	22
4,282	Haverty Furniture Cos., Inc.	132
		648
TEXTILES, APPAREL & LUXURY GOODS—1.0%
4,119	Oxford Industries, Inc.	444
107,143	Under Armour, Inc. Class A*	721
8,358	Vera Bradley, Inc. *	55
		1,220
TRADING COMPANIES & DISTRIBUTORS—1.5%
12,137	Alta Equipment Group, Inc.	135

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
10,900	Herc Holdings, Inc.	$1,559
		1,694
TOTAL COMMON STOCKS (Cost $116,721)		116,803
TOTAL INVESTMENTS—100.0% (Cost $116,721)		116,803
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(26)
TOTAL NET ASSETS—100%		$116,777

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: C WorldWide Asset Management
REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2024, 28.1% of the Fund’s investments were denominated in Euros. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.
PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
BANKS—7.8%
5,383,100	Bank Central Asia Tbk. PT (Indonesia)	$3,244
96,387	HDFC Bank Ltd. ADR (India)[1]	5,552
		8,796
BEVERAGES—2.6%
82,837	Diageo PLC (United Kingdom)	2,873
BUILDING PRODUCTS—5.3%
119,663	Assa Abloy AB Class B (Sweden)[2]	3,203
19,900	Daikin Industries Ltd. (Japan)	2,744
		5,947
CAPITAL MARKETS—2.8%
16,111	Deutsche Boerse AG (Germany)	3,115
CHEMICALS—4.8%
12,193	Linde PLC (United States)	5,377
CONSTRUCTION & ENGINEERING—2.3%
21,987	Vinci SA (France)	2,587
ELECTRIC UTILITIES—2.4%
132,010	SSE PLC (United Kingdom)	2,749
ELECTRICAL EQUIPMENT—3.2%
15,740	Schneider Electric SE (France)	3,613
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
7,700	Keyence Corp. (Japan)	3,432
FOOD PRODUCTS—3.3%
36,703	Nestle SA (United States)	3,681
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
34,800	Hoya Corp. (Japan)	4,075

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—3.1%
41,800	Sony Group Corp. (Japan)	$3,468
INDUSTRIAL CONGLOMERATES—3.1%
18,778	Siemens AG (Germany)	3,525
INSURANCE—2.8%
424,000	AIA Group Ltd. (Hong Kong)	3,133
MACHINERY—5.1%
198,947	Atlas Copco AB Class A (Sweden)	3,528
117,653	Epiroc AB Class A (Sweden)	2,208
		5,736
PERSONAL CARE PRODUCTS—3.5%
8,285	L’Oreal SA (France)	3,887
PHARMACEUTICALS—10.5%
30,102	AstraZeneca PLC (United Kingdom)	4,537
56,327	Novo Nordisk AS Class B (Denmark)	7,275
		11,812
PROFESSIONAL SERVICES—3.1%
85,548	RELX PLC (United Kingdom)	3,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.7%
6,844	ASML Holding NV (Netherlands)	6,082
35,015	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,809
		10,891
SOFTWARE—4.2%
26,384	SAP SE (Germany)	4,778
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.8%
2,248	Samsung Electronics Co. Ltd. GDR (South Korea)[1]	3,168

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—3.6%
4,954	LVMH Moet Hennessy Louis Vuitton SE (France)	$4,094
TRADING COMPANIES & DISTRIBUTORS—6.0%
31,803	Ferguson PLC (United States)	6,740
TOTAL COMMON STOCKS (Cost $109,539)		$111,008

Short-Term Investments—2.4%
(Cost $2,716)

Shares		Value
2,716,272	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 5.340%)[3]	$2,716
TOTAL INVESTMENTS—101.0% (Cost $112,255)		113,724
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.0)%		(1,125)
TOTAL NET ASSETS—100%		$112,599

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
All or a portion of this security was out on loan as of April 30, 2024.
3
Represents the investment of collateral received from securities lending activities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Disciplined Alpha LLC
SECTOR ALLOCATION (% of investments)
(Excludes investments sold short)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—125.6%
Shares		Value
BIOTECHNOLOGY—7.8%
3,720	Moderna, Inc. *,1	$410
1,239	Natera, Inc. *	115
797	Neurocrine Biosciences, Inc. *	110
199	Regeneron Pharmaceuticals, Inc. *,1	177
13,029	Sage Therapeutics, Inc. *	182
275	Vertex Pharmaceuticals, Inc. *,1	108
		1,102
BROADLINE RETAIL—0.9%
709	Amazon.com, Inc. *,1	124
CHEMICALS—4.9%
573	Ecolab, Inc. [1]	129
396	Linde PLC [1]	175
1,809	RPM International, Inc. [1]	193
664	Sherwin-Williams Co. [1]	199
		696
COMMUNICATIONS EQUIPMENT—3.0%
773	Arista Networks, Inc. *,1	199
630	F5, Inc. *	104
360	Motorola Solutions, Inc.	122
		425
CONSTRUCTION MATERIALS—2.4%
424	Eagle Materials, Inc. [1]	106
229	Martin Marietta Materials, Inc. [1]	135
415	Vulcan Materials Co. [1]	107
		348
CONSUMER STAPLES DISTRIBUTION & RETAIL—6.4%
334	Casey’s General Stores, Inc. [1]	107
177	Costco Wholesale Corp. [1]	128
2,809	Kroger Co.	156
1,640	Performance Food Group Co. *,1	111
967	Target Corp.	156
2,689	U.S. Foods Holding Corp. *,1	135

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
1,874	Walmart, Inc. [1]	$111
		904
CONTAINERS & PACKAGING—0.8%
686	Packaging Corp. of America [1]	119
DIVERSIFIED CONSUMER SERVICES—2.0%
44,022	ADT, Inc. [1]	286
ELECTRIC UTILITIES—2.6%
1,373	Constellation Energy Corp. [1]	255
6,401	PG&E Corp. [1]	110
		365
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.2%
1,144	Amphenol Corp. Class A1	138
841	CDW Corp.	203
2,805	Coherent Corp. *	153
2,546	Vontier Corp.	104
		598
ENERGY EQUIPMENT & SERVICES—1.0%
5,542	TechnipFMC PLC (United Kingdom)	142
FINANCIAL SERVICES—2.0%
267	Mastercard, Inc. Class A1	120
793	WEX, Inc. *,1	168
		288
GROUND TRANSPORTATION—4.9%
1,633	Ryder System, Inc. [1]	199
2,775	Uber Technologies, Inc. *,1	184
653	Union Pacific Corp.	155
1,455	XPO, Inc. *,1	156
		694
HEALTH CARE EQUIPMENT & SUPPLIES—5.4%
542	Align Technology, Inc. *	153
2,795	Boston Scientific Corp. *,1	201

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
733	ResMed, Inc.	$157
470	Shockwave Medical, Inc. *	155
323	Stryker Corp. [1]	109
		775
HEALTH CARE PROVIDERS & SERVICES—9.1%
1,784	Cardinal Health, Inc. [1]	184
926	Cencora, Inc. [1]	221
321	Cigna Group [1]	115
1,127	DaVita, Inc. *,1	157
1,481	Encompass Health Corp. [1]	123
345	HCA Healthcare, Inc. [1]	107
289	McKesson Corp. [1]	155
1,106	Tenet Healthcare Corp. *,1	124
635	Universal Health Services, Inc. Class B1	108
		1,294
HOTELS, RESTAURANTS & LEISURE—9.7%
45	Booking Holdings, Inc.	155
39	Chipotle Mexican Grill, Inc. *,1	123
244	Domino’s Pizza, Inc. [1]	129
822	DoorDash, Inc. Class A*,1	106
3,701	DraftKings, Inc. Class A*,1	154
553	Hilton Worldwide Holdings, Inc. [1]	109
712	Hyatt Hotels Corp. Class A1	106
617	Marriott International, Inc. Class A1	146
830	Royal Caribbean Cruises Ltd. *,1	116
746	Texas Roadhouse, Inc. [1]	120
307	Wingstop, Inc. [1]	118
		1,382
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.2%
4,228	Vistra Corp. [1]	321
INTERACTIVE MEDIA & SERVICES—3.6%
818	Alphabet, Inc. Class C*,1	135
278	Meta Platforms, Inc. Class A1	119
9,838	TripAdvisor, Inc. *,1	259
		513
IT SERVICES—3.0%
246	Gartner, Inc. *,1	101
1,050	GoDaddy, Inc. Class A*	129
2,112	Okta, Inc. *	196
		426
LIFE SCIENCES TOOLS & SERVICES—3.0%
685	Charles River Laboratories International, Inc. *	157
519	ICON PLC *,1	155
281	Medpace Holdings, Inc. *	109
		421
MARINE TRANSPORTATION—1.1%
1,424	Kirby Corp. *	155
METALS & MINING—5.2%
3,084	Freeport-McMoRan, Inc.	154
4,901	Newmont Corp.	199
353	Reliance, Inc. [1]	101
1,084	Southern Copper Corp. (Peru)	126
1,196	Steel Dynamics, Inc. [1]	156
		736

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—7.9%
768	Diamondback Energy, Inc.	$154
11,641	Marathon Oil Corp.	313
1,104	Marathon Petroleum Corp. [1]	201
843	Phillips 66 [1]	121
1,958	Targa Resources Corp. [1]	223
664	Valero Energy Corp. [1]	106
		1,118
PHARMACEUTICALS—3.2%
401	Eli Lilly & Co. [1]	313
1,059	Merck & Co., Inc. [1]	137
		450
SOFTWARE—14.0%
3,556	AppLovin Corp. Class A*	251
463	Cadence Design Systems, Inc. *,1	128
791	Crowdstrike Holdings, Inc. Class A*,1	231
6,493	Informatica, Inc. Class A*	201
752	Manhattan Associates, Inc. *	155
267	Microsoft Corp. [1]	104
4,005	Nutanix, Inc. Class A*	243
11,088	Palantir Technologies, Inc. Class A*	243
1,744	Pegasystems, Inc.	104
601	PTC, Inc. *	107
147	ServiceNow, Inc. *,1	102
225	Synopsys, Inc. *,1	119
		1,988
SPECIALTY RETAIL—8.6%
43	AutoZone, Inc. *,1	127
511	Dick’s Sporting Goods, Inc.	103
353	Murphy USA, Inc.	146
117	O’Reilly Automotive, Inc. *,1	119
830	Ross Stores, Inc. [1]	107
1,233	TJX Cos., Inc. [1]	116
567	Tractor Supply Co.	155
2,554	Valvoline, Inc. *	109
828	Williams-Sonoma, Inc. [1]	237
		1,219
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.2%
1,892	Dell Technologies, Inc. Class C1	236
1,255	NetApp, Inc.	128
2,153	Pure Storage, Inc. Class A*	109
1,737	Western Digital Corp. *	123
		596
TEXTILES, APPAREL & LUXURY GOODS—1.3%
222	Deckers Outdoor Corp. *,1	182
WIRELESS TELECOMMUNICATION SERVICES—1.2%
1,871	GCI Liberty, Inc. *	— [x]
1,014	T-Mobile U.S., Inc. [1]	166
		166
TOTAL COMMON STOCKS (Cost $16,043)		17,833
TOTAL INVESTMENTS—125.6% (Cost $16,043)		17,833
CASH AND OTHER ASSETS, LESS LIABILITIES—(25.6)%		(3,635)
TOTAL NET ASSETS—100%		$14,198

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT
Value and Cost in Thousands

COMMON STOCKS—(67.0)%
Shares		Values
BIOTECHNOLOGY—(1.8)%
(6,192)	Ultragenyx Pharmaceutical, Inc. *	$(263)
CHEMICALS—(3.6)%
(2,138)	Albemarle Corp.	(257)
(4,439)	FMC Corp.	(262)
(519)
COMMUNICATIONS EQUIPMENT—(1.8)%
(16,135)	Viasat, Inc. *	(257)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(4.4)%
(2,224)	Dollar Tree, Inc. *	(263)
(20,135)	Walgreens Boots Alliance, Inc.	(357)
(620)
ENTERTAINMENT—(2.0)%
(38,620)	Warner Bros Discovery, Inc. *	(284)
HEALTH CARE EQUIPMENT & SUPPLIES—(3.8)%
(5,470)	Globus Medical, Inc. Class A*	(273)
(532)	IDEXX Laboratories, Inc. *	(262)
(535)
HEALTH CARE PROVIDERS & SERVICES—(3.7)%
(808)	Humana, Inc.	(244)
(23,022)	R1 RCM, Inc. *	(283)
(527)
HOTELS, RESTAURANTS & LEISURE—(14.4)%
(7,195)	Caesars Entertainment, Inc. *	(258)
(24,751)	Carnival Corp. *	(367)
(2,226)	Choice Hotels International, Inc.	(263)
(1,010)	McDonald’s Corp.	(276)
(16,832)	Norwegian Cruise Line Holdings Ltd. *	(318)
(20,493)	Penn Entertainment, Inc. *	(339)
(2,521)	Starbucks Corp.	(223)
(2,044)
LIFE SCIENCES TOOLS & SERVICES—(1.9)%
(2,148)	Illumina, Inc. *	(264)

COMMON STOCKS—Continued
Shares		Values
MEDIA—(7.2)%
(653)	Cable One, Inc.	$(257)
(999)	Charter Communications, Inc. Class A*	(256)
(4,958)	Liberty Broadband Corp. Class A*	(248)
(5,303)	Liberty Broadband Corp. Class C*	(264)
(1,025)
OIL, GAS & CONSUMABLE FUELS—(2.1)%
(11,550)	New Fortress Energy, Inc.	(303)
PASSENGER AIRLINES—(3.5)%
(8,843)	Southwest Airlines Co.	(230)
(5,093)	United Airlines Holdings, Inc. *	(262)
(492)
PHARMACEUTICALS—(1.9)%
(4,734)	Catalent, Inc. *	(264)
SOFTWARE—(10.1)%
(4,233)	Bill Holdings, Inc. *	(264)
(11,581)	Confluent, Inc. Class A*	(326)
(15,452)	SentinelOne, Inc. Class A*	(326)
(10,591)	Unity Software, Inc. *	(257)
(1,082)	Workday, Inc. Class A*	(265)
(1,438)
SPECIALTY RETAIL—(3.2)%
(1,749)	Five Below, Inc. *	(256)
(789)	RH *	(195)
(451)
WATER UTILITIES—(1.6)%
(1,857)	American Water Works Co., Inc.	(227)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $10,291)		(9,513)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $10,291)		$(9,513)

FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2024. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 12/04/2023 (Commencement of Operations) (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2024 (000s)	Unrealized Gain/(Loss) as of 04/30/2024 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/24 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.	$—	Market Approach	Estimated Recovery Value	$0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of April 30, 2024, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $11,643.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: Jennison Associates LLC
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
AEROSPACE & DEFENSE—0.7%
15,595	Boeing Co. *	$2,617
AUTOMOBILES—1.8%
38,421	Tesla, Inc. *	7,042
BANKS—0.9%
6,221	JPMorgan Chase & Co.	1,193
204,703	NU Holdings Ltd. Class A (Brazil)*	2,223
		3,416
BIOTECHNOLOGY—2.0%
22,603	AbbVie, Inc.	3,676
2,096	Regeneron Pharmaceuticals, Inc. *	1,867
4,868	Vertex Pharmaceuticals, Inc. *	1,912
		7,455
BROADLINE RETAIL—9.8%
180,373	Amazon.com, Inc. *	31,565
4,174	MercadoLibre, Inc. (Brazil)*	6,089
		37,654
CAPITAL MARKETS—0.9%
9,660	Blackstone, Inc.	1,127
2,063	Goldman Sachs Group, Inc.	880
4,091	Moody’s Corp.	1,515
		3,522
COMMUNICATIONS EQUIPMENT—0.6%
8,894	Arista Networks, Inc. *	2,282
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
11,734	Costco Wholesale Corp.	8,483
13,293	Dollar General Corp.	1,850
		10,333
ELECTRICAL EQUIPMENT—0.7%
8,843	Eaton Corp. PLC	2,814
ENTERTAINMENT—3.4%
19,114	Netflix, Inc. *	10,525

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
20,743	Walt Disney Co.	$2,305
		12,830
FINANCIAL SERVICES—4.4%
35,000	Apollo Global Management, Inc.	3,793
14,618	Mastercard, Inc. Class A	6,596
23,425	Visa, Inc. Class A	6,292
		16,681
GROUND TRANSPORTATION—1.5%
84,357	Uber Technologies, Inc. *	5,590
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
10,978	Becton Dickinson & Co.	2,576
8,433	Intuitive Surgical, Inc. *	3,125
		5,701
HEALTH CARE PROVIDERS & SERVICES—0.3%
1,963	UnitedHealth Group, Inc.	950
HOTELS, RESTAURANTS & LEISURE—3.8%
40,286	Airbnb, Inc. Class A*	6,388
782	Chipotle Mexican Grill, Inc. *	2,471
21,431	Hilton Worldwide Holdings, Inc.	4,228
6,100	Marriott International, Inc. Class A	1,440
		14,527
INSURANCE—0.2%
4,481	Progressive Corp.	933
INTERACTIVE MEDIA & SERVICES—7.8%
71,993	Alphabet, Inc. Class A*	11,719
42,452	Meta Platforms, Inc. Class A	18,262
		29,981
IT SERVICES—1.9%
10,962	MongoDB, Inc. *	4,003
21,089	Snowflake, Inc. Class A*	3,273
		7,276

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—0.9%
42,855	Trade Desk, Inc. Class A*	$3,551
PERSONAL CARE PRODUCTS—0.8%
33,403	L’Oreal SA ADR (France)[1]	3,118
PHARMACEUTICALS—7.3%
13,445	AstraZeneca PLC ADR (United Kingdom)[1]	1,020
17,785	Eli Lilly & Co.	13,892
27,683	Merck & Co., Inc.	3,577
74,485	Novo Nordisk AS ADR (Denmark)[1]	9,557
		28,046
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.4%
81,874	Advanced Micro Devices, Inc. *	12,967
16,600	Applied Materials, Inc.	3,298
1,368	ASML Holding NV New York Registry Shares (Netherlands)	1,194
9,654	Broadcom, Inc.	12,553
1,241	Lam Research Corp.	1,110
14,677	Marvell Technology, Inc.	967
10,567	Microchip Technology, Inc.	972
38,703	NVIDIA Corp.	33,440
		66,501
SOFTWARE—15.7%
4,089	Adobe, Inc. *	1,893
8,917	Cadence Design Systems, Inc. *	2,458
13,124	Crowdstrike Holdings, Inc. Class A*	3,839
10,488	Datadog, Inc. Class A*	1,316
1,455	HubSpot, Inc. *	880
106,538	Microsoft Corp.	41,478
3,545	Palo Alto Networks, Inc. *	1,031

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
8,861	Salesforce, Inc.	$2,383
1,390	ServiceNow, Inc. *	964
6,909	Synopsys, Inc. *	3,666
		59,908
SPECIALIZED REITS—0.5%
11,250	American Tower Corp.	1,930
SPECIALTY RETAIL—2.0%
8,471	Home Depot, Inc.	2,831
3,113	O’Reilly Automotive, Inc. *	3,154
15,750	TJX Cos., Inc.	1,482
		7,467
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.1%
160,162	Apple, Inc.	27,280
TEXTILES, APPAREL & LUXURY GOODS—2.5%
10,838	Lululemon Athletica, Inc. *	3,908
27,748	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	4,555
10,950	NIKE, Inc. Class B	1,010
		9,473
TOTAL COMMON STOCKS (Cost $319,533)		378,878
TOTAL INVESTMENTS—99.1% (Cost $319,533)		378,878
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		3,600
TOTAL NET ASSETS—100%		$382,478

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

INVESTMENT ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.9%
Shares		Value
EQUITY FUNDS—88.2%
3,545	Communication Services Select Sector SPDR Fund	$276
1,971	Energy Select Sector SPDR Fund	184
7,148	Financial Select Sector SPDR Fund	289
2,523	iShares Core S&P 500 ETF	1,273
1,178	iShares Expanded Tech-Software Sector ETF	93
3,565	iShares Gold Strategy ETF	215
2,861	iShares MSCI EAFE ETF	221
4,488	iShares MSCI Emerging Markets ETF	184
3,646	iShares MSCI Japan ETF	245
4,316	Vanguard FTSE Europe ETF	283
TOTAL EQUITY FUNDS (Cost $3,049)		3,263
FIXED INCOME FUNDS—11.7%
2,744	Invesco Senior Loan ETF	58
522	iShares 20+ Year Treasury Bond ETF	46

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—Continued
1,581	iShares 7-10 Year Treasury Bond ETF	$145
1,402	iShares iBoxx $ High Yield Corporate Bond ETF	107
266	iShares J.P. Morgan USD Emerging Markets Bond ETF	23
592	iShares MBS ETF	53
TOTAL FIXED INCOME FUNDS (Cost $427)		432
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,476)		3,695
TOTAL INVESTMENTS—99.9% (Cost $3,476)		3,695
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		5
TOTAL NET ASSETS—100%		$3,700

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: BlueCove Limited
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—95.5%
Principal Amount		Value
AEROSPACE & DEFENSE—2.8%
$1,300	Rolls-Royce PLC 3.625%—10/14/2025[1]	$1,253
	TransDigm, Inc.
1,200	4.625%—01/15/2029	1,100
1,200	4.875%—05/01/2029	1,105
		2,205
		3,458
AIRLINES—0.7%
867	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	857
AUTOMOBILES—2.3%
	Allison Transmission, Inc.
900	3.750%—01/30/2031[1]	771
500	5.875%—06/01/2029[1]	488
		1,259
1,000	Jaguar Land Rover Automotive PLC 7.750%—10/15/2025[1]	1,006
600	Wabash National Corp. 4.500%—10/15/2028[1]	540
		2,805
BANKS—2.9%
	Intesa Sanpaolo SpA
1,200	4.198%—06/01/2032[1,2]	984
700	5.710%—01/15/2026[1]	690
		1,674
	UniCredit SpA
1,800	5.459%—06/30/2035[1,2]	1,657
200	7.296%—04/02/2034[1,2]	202
		1,859
		3,533
BUILDING PRODUCTS—2.2%
800	Builders FirstSource, Inc. 4.250%—02/01/2032[1]	698

Corporate Bonds & Notes—Continued
Principal Amount		Value
BUILDING PRODUCTS—Continued
$300	Enpro, Inc. 5.750%—10/15/2026	$296
500	Forestar Group, Inc. 3.850%—05/15/2026[1]	475
1,300	Griffon Corp. 5.750%—03/01/2028	1,253
		2,722
CHEMICALS—0.9%
600	Rain Carbon, Inc. 12.250%—09/01/2029[1]	626
600	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	532
		1,158
COMMERCIAL SERVICES & SUPPLIES—3.6%
500	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	474
800	Cimpress PLC 7.000%—06/15/2026	795
400	CPI CG, Inc. 8.625%—03/15/2026[1]	398
900	Deluxe Corp. 8.000%—06/01/2029[1]	810
300	GEO Group, Inc. 10.250%—04/15/2031[1]	310
500	GFL Environmental, Inc. 3.750%—08/01/2025[1]	487
800	PROG Holdings, Inc. 6.000%—11/15/2029[1]	738
450	Sabre GLBL, Inc. 11.250%—12/15/2027[1]	421
		4,433
COMMUNICATIONS EQUIPMENT—0.8%
	Viasat, Inc.
700	6.500%—07/15/2028[1]	536
700	7.500%—05/30/2031[1]	495
		1,031

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—1.2%
$400	Arcosa, Inc. 4.375%—04/15/2029[1]	$365
	Tutor Perini Corp.
500	6.875%—05/01/2025[1]	500
200	11.875%—04/30/2029[1]	205
		705
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	471
		1,541
CONSUMER FINANCE—0.9%
498	Enova International, Inc. 8.500%—09/15/2025[1]	497
700	FirstCash, Inc. 5.625%—01/01/2030[1]	660
		1,157
DIVERSIFIED FINANCIAL SERVICES—3.6%
400	Brightsphere Investment Group, Inc. 4.800%—07/27/2026	385
400	Coinbase Global, Inc. 3.375%—10/01/2028[1]	336
500	Enova International, Inc. 11.250%—12/15/2028[1]	531
	goeasy Ltd.
700	7.625%—07/01/2029[1]	700
800	9.250%—12/01/2028[1]	846
		1,546
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
500	5.250%—05/15/2027	460
500	9.750%—01/15/2029[1]	519
		979
	PRA Group, Inc.
200	5.000%—10/01/2029[1]	166
500	8.375%—02/01/2028[1]	488
		654
		4,431
DIVERSIFIED REITS—1.3%
900	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	767
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
300	4.250%—02/01/2027[1]	278
300	4.750%—06/15/2029[1]	268
		546
300	Service Properties Trust 7.500%—09/15/2025	302
		1,615
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
400	Frontier Communications Holdings LLC 6.750%—05/01/2029[1]	352
500	Telesat Canada/Telesat LLC 5.625%—12/06/2026[1]	244
		596

Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—2.4%
$600	Drax Finco PLC 6.625%—11/01/2025[1]	$600
	NRG Energy, Inc.
600	3.625%—02/15/2031[1]	509
72	3.875%—02/15/2032[1]	61
		570
	Vistra Operations Co. LLC
300	4.375%—05/01/2029[1]	273
1,300	5.500%—09/01/2026[1]	1,270
100	5.625%—02/15/2027[1]	97
200	7.750%—10/15/2031[1]	205
		1,845
		3,015
ELECTRICAL EQUIPMENT—0.5%
700	Atkore, Inc. 4.250%—06/01/2031[1]	616
ENERGY EQUIPMENT & SERVICES—1.2%
700	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—09/01/2027	700
800	Weatherford International Ltd. 8.625%—04/30/2030[1]	831
		1,531
ENTERTAINMENT—3.5%
1,000	Churchill Downs, Inc. 5.750%—04/01/2030[1]	952
1,000	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	763
1,100	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	1,103
1,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	888
600	Vail Resorts, Inc. 6.250%—05/15/2025[1]	601
		4,307
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.2%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	634
1,000	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	887
1,500	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.500%—02/15/2029[1]	1,208
		2,729
FINANCIAL SERVICES—1.0%
400	Nationstar Mortgage Holdings, Inc. 5.750%—11/15/2031[1]	364
	OneMain Finance Corp.
200	4.000%—09/15/2030	168
300	5.375%—11/15/2029	278
		446
400	World Acceptance Corp. 7.000%—11/01/2026[1]	372
		1,182

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
FOOD & STAPLES RETAILING—0.5%
$800	United Natural Foods, Inc. 6.750%—10/15/2028[1]	$615
FOOD PRODUCTS—1.0%
1,200	Lamb Weston Holdings, Inc. 4.125%—01/31/2030[1]	1,070
200	Pilgrim’s Pride Corp. 6.250%—07/01/2033	199
		1,269
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
400	Embecta Corp. 5.000%—02/15/2030[1]	309
	Hologic, Inc.
1,200	3.250%—02/15/2029[1]	1,061
700	4.625%—02/01/2028[1]	666
		1,727
		2,036
HEALTH CARE PROVIDERS & SERVICES—3.7%
400	Acadia Healthcare Co., Inc. 5.500%—07/01/2028[1]	386
	DaVita, Inc.
600	3.750%—02/15/2031[1]	494
1,600	4.625%—06/01/2030[1]	1,403
		1,897
700	Encompass Health Corp. 4.625%—04/01/2031	629
600	IQVIA, Inc. 5.000%—05/15/2027[1]	580
1,300	Molina Healthcare, Inc. 3.875%—05/15/2032[1]	1,089
		4,581
HOTELS, RESTAURANTS & LEISURE—4.6%
1,100	Boyd Gaming Corp. 4.750%—06/15/2031[1]	975
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	421
1,700	4.000%—05/01/2031[1]	1,491
		1,912
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
600	4.875%—07/01/2031[1]	523
200	5.000%—06/01/2029[1]	182
		705
	Marriott Ownership Resorts, Inc.
500	4.500%—06/15/2029[1]	449
600	4.750%—01/15/2028	556
		1,005
1,200	New Red Finance, Inc. 3.500%—02/15/2029[1]	1,073
		5,670
HOUSEHOLD DURABLES—1.1%
1,500	Tempur Sealy International, Inc. 4.000%—04/15/2029[1]	1,335

Corporate Bonds & Notes—Continued
Principal Amount		Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
	Sunnova Energy Corp.
$600	5.875%—09/01/2026[1]	$374
200	11.750%—10/01/2028[1]	119
		493
INTERNET & CATALOG RETAIL—2.1%
400	Cars.com, Inc. 6.375%—11/01/2028[1]	383
880	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	786
1,400	Rakuten Group, Inc. 11.250%—02/15/2027[1]	1,458
		2,627
IT SERVICES—0.6%
900	Unisys Corp. 6.875%—11/01/2027[1]	777
LEISURE PRODUCTS—1.2%
500	Life Time, Inc. 8.000%—04/15/2026[1]	501
1,000	NCL Corp. Ltd. 5.875%—03/15/2026[1]	981
		1,482
MACHINERY—3.5%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,278
900	GrafTech Finance, Inc. 4.625%—12/15/2028[1]	581
300	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	226
400	Manitowoc Co., Inc. 9.000%—04/01/2026[1]	402
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	725
1,200	Vertiv Group Corp. 4.125%—11/15/2028[1]	1,112
		4,324
MEDIA—4.4%
1,700	AMC Networks, Inc. 4.250%—02/15/2029	1,152
	CCO Holdings LLC/CCO Holdings Capital Corp.
600	4.500%—06/01/2033[1]	452
1,000	4.750%—03/01/2030-02/01/2032[1]	810
		1,262
400	CSC Holdings LLC 3.375%—02/15/2031[1]	247
	DISH DBS Corp.
300	5.250%—12/01/2026[1]	236
700	7.750%—07/01/2026	440
		676
500	Nexstar Media, Inc. 5.625%—07/15/2027[1]	471
	TEGNA, Inc.
300	4.625%—03/15/2028	271
1,600	5.000%—09/15/2029	1,412
		1,683
		5,491

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
METALS & MINING—3.8%
$338	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500%—05/01/2025[1]	$338
200	Cleveland-Cliffs, Inc. 4.625%—03/01/2029[1]	185
	Commercial Metals Co.
500	3.875%—02/15/2031	436
500	4.125%—01/15/2030	448
		884
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	707
	FMG Resources August 2006 Pty. Ltd.
300	4.375%—04/01/2031[1]	264
300	5.875%—04/15/2030[1]	289
900	6.125%—04/15/2032[1]	873
		1,426
800	IAMGOLD Corp. 5.750%—10/15/2028[1]	740
500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	476
		4,756
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
	Rithm Capital Corp.
800	6.250%—10/15/2025[1]	793
800	8.000%—04/01/2029[1]	783
		1,576
200	Starwood Property Trust, Inc. 4.750%—03/15/2025	198
		1,774
OFFICE ELECTRONICS—0.9%
	Pitney Bowes, Inc.
600	6.875%—03/15/2027[1]	541
600	7.250%—03/15/2029[1]	515
		1,056
OIL, GAS & CONSUMABLE FUELS—11.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.
300	5.750%—05/20/2027	291
600	9.375%—06/01/2028[1]	624
		915
1,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%—06/15/2029[1]	952
400	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—07/15/2028[1]	384
700	Chord Energy Corp. 6.375%—06/01/2026[1]	700
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	558
900	8.500%—01/15/2029[1]	903
		1,461

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
$700	7.125%—06/01/2028[1]	$684
900	8.625%—03/15/2029[1]	908
		1,592
100	Diamond Foreign Asset Co./Diamond Finance LLC 8.500%—10/01/2030[1]	105
500	Energy Transfer LP 8.000%—05/15/2054[2]	515
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	426
1,100	Hess Midstream Operations LP 5.625%—02/15/2026[1]	1,089
	Murphy Oil USA, Inc.
800	3.750%—02/15/2031[1]	687
700	4.750%—09/15/2029	652
		1,339
	New Fortress Energy, Inc.
400	6.500%—09/30/2026[1]	383
973	6.750%—09/15/2025[1]	962
		1,345
200	Parkland Corp. 4.625%—05/01/2030[1]	181
	PBF Holding Co. LLC/PBF Finance Corp.
500	6.000%—02/15/2028	488
600	7.875%—09/15/2030[1]	618
		1,106
900	PG&E Corp. 5.250%—07/01/2030	843
	Sunoco LP/Sunoco Finance Corp.
1,000	4.500%—05/15/2029-04/30/2030	910
300	7.000%—09/15/2028[1]	305
		1,215
		14,168
PASSENGER AIRLINES—0.2%
300	Allegiant Travel Co. 7.250%—08/15/2027[1]	290
PERSONAL CARE PRODUCTS—0.6%
157	Coty, Inc. 5.000%—04/15/2026[1]	154
900	HLF Financing SARL LLC/Herbalife International, Inc. 4.875%—06/01/2029[1]	530
		684
PHARMACEUTICALS—2.7%
300	Bausch Health Americas, Inc. 9.250%—04/01/2026[1]	278
	Bausch Health Cos., Inc.
1,900	4.875%—06/01/2028[1]	1,229
200	5.500%—11/01/2025[1]	187
		1,416
493	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	473

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	$1,184
		3,351
PROFESSIONAL SERVICES—0.6%
300	KBR, Inc. 4.750%—09/30/2028[1]	280
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	438
		718
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
684	Five Point Operating Co. LP/Five Point Capital Corp. 10.500%—01/15/2028[1,3]	699
	Howard Hughes Corp.
800	4.125%—02/01/2029[1]	707
900	4.375%—02/01/2031[1]	764
		1,471
		2,170
SOFTWARE—3.2%
	Fair Isaac Corp.
1,500	4.000%—06/15/2028[1]	1,383
400	5.250%—05/15/2026[1]	393
		1,776
600	MicroStrategy, Inc. 6.125%—06/15/2028[1]	557
700	Open Text Corp. 3.875%—12/01/2029[1]	613
1,200	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	1,055
		4,001
SPECIALTY RETAIL—4.2%
200	Arko Corp. 5.125%—11/15/2029[1]	161
1,100	Bath & Body Works, Inc. 6.750%—07/01/2036	1,075
500	Carvana Co. 12.000%—12/01/2028[1]	490
500	FirstCash, Inc. 6.875%—03/01/2032[1]	494
400	Foot Locker, Inc. 4.000%—10/01/2029[1]	321
	Gap, Inc.
1,200	3.625%—10/01/2029[1]	1,016
1,000	3.875%—10/01/2031[1]	814
		1,830

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$100	GYP Holdings III Corp. 4.625%—05/01/2029[1]	$93
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	176
600	Upbound Group, Inc. 6.375%—02/15/2029[1]	577
		5,217
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
	Xerox Corp.
400	4.800%—03/01/2035	270
600	6.750%—12/15/2039	458
		728
1,250	Xerox Holdings Corp. 5.500%—08/15/2028[1]	1,086
		1,814
TEXTILES, APPAREL & LUXURY GOODS—0.3%
500	Crocs, Inc. 4.125%—08/15/2031[1]	420
TOBACCO—1.9%
342	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	335
	Vector Group Ltd.
1,400	5.750%—02/01/2029[1]	1,274
800	10.500%—11/01/2026[1]	807
		2,081
		2,416
TRADING COMPANIES & DISTRIBUTORS—0.6%
700	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	704
TRANSPORTATION INFRASTRUCTURE—1.2%
1,600	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	1,537
Total Corporate Bonds & Notes (Cost $117,540)		118,493
TOTAL INVESTMENTS—95.5% (Cost $117,540)		118,493
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		5,605
TOTAL NET ASSETS—100.0%		$124,098

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $99,756 or 80% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Step coupon security; the stated rate represents the rate in effect as of April 30, 2024.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

Subadvisor: BlueCove Limited
SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—95.3%
Principal Amount		Value
AEROSPACE & DEFENSE—3.1%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$196
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	178
100	5.900%—02/01/2027	100
		278
200	Moog, Inc. 4.250%—12/15/2027[1]	187
	TransDigm, Inc.
200	4.875%—05/01/2029	184
200	5.500%—11/15/2027	195
		379
		1,040
AUTOMOBILES—1.7%
100	Allison Transmission, Inc. 3.750%—01/30/2031[1]	86
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	100
100	Nissan Motor Acceptance Co. LLC 1.850%—09/16/2026[1]	90
300	Wabash National Corp. 4.500%—10/15/2028[1]	270
		546
BANKS—1.5%
400	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	328
200	UniCredit SpA 5.459%—06/30/2035[1,2]	184
		512
BEVERAGES—0.3%
100	PepsiCo, Inc. 2.625%—07/29/2029	89
BIOTECHNOLOGY—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	293

Corporate Bonds & Notes—Continued
Principal Amount		Value
BUILDING PRODUCTS—1.7%
$200	Carlisle Cos., Inc. 3.750%—12/01/2027	$189
200	Lennox International, Inc. 5.500%—09/15/2028	199
200	NVR, Inc. 3.000%—05/15/2030	174
		562
CHEMICALS—2.8%
300	Ashland, Inc. 3.375%—09/01/2031[1]	249
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	95
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	313
300	Rayonier AM Products, Inc. 7.625%—01/15/2026[1]	266
		923
COMMERCIAL SERVICES & SUPPLIES—4.4%
200	Cimpress PLC 7.000%—06/15/2026	199
200	CPI CG, Inc. 8.625%—03/15/2026[1]	199
300	Deluxe Corp. 8.000%—06/01/2029[1]	270
200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	201
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	277
300	Republic Services, Inc. 2.500%—08/15/2024	297
		1,443
COMMUNICATIONS EQUIPMENT—2.0%
200	Motorola Solutions, Inc. 4.600%—02/23/2028	194
240	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	238

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—Continued
	Viasat, Inc.
$200	6.500%—07/15/2028[1]	$153
100	7.500%—05/30/2031[1]	71
		224
		656
CONSTRUCTION & ENGINEERING—2.9%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	182
300	Tutor Perini Corp. 6.875%—05/01/2025[1]	300
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	189
300	Williams Scotsman, Inc. 4.625%—08/15/2028[1]	277
		948
CONSUMER FINANCE—0.6%
200	Enova International, Inc. 8.500%—09/15/2025[1]	200
CONTAINERS & PACKAGING—1.4%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	96
200	Graphic Packaging International LLC 3.500%—03/15/2028-03/01/2029[1]	180
200	Silgan Holdings, Inc. 4.125%—02/01/2028	187
		463
DIVERSIFIED FINANCIAL SERVICES—0.9%
100	Enova International, Inc. 11.250%—12/15/2028[1]	106
200	goeasy Ltd. 7.625%—07/01/2029[1]	200
		306
DIVERSIFIED REITS—0.8%
200	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	170
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	95
		265
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
300	Telesat Canada/Telesat LLC 5.625%—12/06/2026[1]	146
ELECTRIC UTILITIES—1.7%
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	184
400	Vistra Operations Co. LLC 4.375%—05/01/2029[1]	364
		548
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	Keysight Technologies, Inc. 4.550%—10/30/2024	199

Corporate Bonds & Notes—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—0.9%
$300	Weatherford International Ltd. 8.625%—04/30/2030[1]	$312
ENTERTAINMENT—2.1%
400	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	305
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	200
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	178
		683
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	181
200	Iron Mountain, Inc. 5.250%—07/15/2030[1]	186
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	188
		555
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	186
FOOD & STAPLES RETAILING—1.0%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	178
200	United Natural Foods, Inc. 6.750%—10/15/2028[1]	154
		332
FOOD PRODUCTS—0.8%
300	Lamb Weston Holdings, Inc. 4.125%—01/31/2030[1]	268
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	299
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
300	Hologic, Inc. 3.250%—02/15/2029[1]	265
200	Stryker Corp. 3.375%—11/01/2025	194
200	Zimmer Biomet Holdings, Inc. 1.450%—11/22/2024	195
		654
HEALTH CARE PROVIDERS & SERVICES—3.9%
100	Acadia Healthcare Co., Inc. 5.000%—04/15/2029[1]	94
100	AMN Healthcare, Inc. 4.625%—10/01/2027[1]	94
	DaVita, Inc.
200	3.750%—02/15/2031[1]	165
200	4.625%—06/01/2030[1]	175
		340
200	Elevance Health, Inc. 3.350%—12/01/2024	197
300	HCA, Inc. 3.125%—03/15/2027	281

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	$174
100	Universal Health Services, Inc. 1.650%—09/01/2026	91
		1,271
HOTELS, RESTAURANTS & LEISURE—2.3%
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	282
200	Las Vegas Sands Corp. 3.500%—08/18/2026	189
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	185
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	93
		749
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
100	Sunnova Energy Corp. 5.875%—09/01/2026[1]	62
INTERACTIVE MEDIA & SERVICES—0.3%
100	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	89
INTERNET & CATALOG RETAIL—3.5%
200	Cars.com, Inc. 6.375%—11/01/2028[1]	191
400	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	357
300	Meta Platforms, Inc. 4.800%—05/15/2030	295
300	Rakuten Group, Inc. 11.250%—02/15/2027[1]	313
		1,156
IT SERVICES—2.8%
	Booz Allen Hamilton, Inc.
200	3.875%—09/01/2028[1]	185
100	4.000%—07/01/2029[1]	92
		277
100	DXC Technology Co. 1.800%—09/15/2026	90
200	Leidos, Inc. 4.375%—05/15/2030	185
300	Unisys Corp. 6.875%—11/01/2027[1]	259
100	VeriSign, Inc. 5.250%—04/01/2025	100
		911
LEISURE PRODUCTS—0.6%
200	NCL Corp. Ltd. 5.875%—03/15/2026[1]	196
MACHINERY—1.5%
300	GrafTech Global Enterprises, Inc. 9.875%—12/15/2028[1]	226
100	IDEX Corp. 3.000%—05/01/2030	86

Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$200	Weir Group PLC 2.200%—05/13/2026[1]	$185
		497
MEDIA—2.2%
400	AMC Networks, Inc. 4.250%—02/15/2029	271
300	RELX Capital, Inc. 4.000%—03/18/2029	284
100	TEGNA, Inc. 5.000%—09/15/2029	88
100	Thomson Reuters Corp. 3.350%—05/15/2026	96
		739
METALS & MINING—2.1%
	Commercial Metals Co.
100	3.875%—02/15/2031	87
100	4.125%—01/15/2030	90
100	4.375%—03/15/2032	88
		265
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	141
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	278
		684
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
200	Rithm Capital Corp. 6.250%—10/15/2025[1]	198
100	Starwood Property Trust, Inc. 4.750%—03/15/2025	99
		297
OFFICE ELECTRONICS—1.1%
	Pitney Bowes, Inc.
200	6.875%—03/15/2027[1]	180
200	7.250%—03/15/2029[1]	172
		352
OIL, GAS & CONSUMABLE FUELS—10.9%
300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	312
100	Antero Midstream Partners LP/Antero Midstream Finance Corp. 7.875%—05/15/2026[1]	102
300	Chord Energy Corp. 6.375%—06/01/2026[1]	300
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	301
100	Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%—06/01/2028[1]	98
200	DT Midstream, Inc. 4.375%—06/15/2031[1]	178
200	Energy Transfer LP 8.000%—05/15/2054[2]	206
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	213
400	Hess Midstream Operations LP 5.625%—02/15/2026[1]	396

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$200	Marathon Petroleum Corp. 4.700%—05/01/2025	$198
200	MPLX LP 2.650%—08/15/2030	168
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	172
100	4.750%—09/15/2029	93
		265
195	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	193
100	PBF Holding Co. LLC/PBF Finance Corp. 7.875%—09/15/2030[1]	103
300	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	284
100	TC PipeLines LP 3.900%—05/25/2027	95
172	Transocean, Inc. 8.000%—02/01/2027[1]	172
		3,584
PERSONAL CARE PRODUCTS—0.9%
300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	290
PHARMACEUTICALS—3.6%
300	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	235
200	Cencora, Inc. 2.700%—03/15/2031	168
148	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	142
300	Merck & Co., Inc. 1.900%—12/10/2028	262
200	Perrigo Finance Unlimited Co. 4.650%—06/15/2030	183
200	PRA Health Sciences, Inc. 2.875%—07/15/2026[1]	187
		1,177
PROFESSIONAL SERVICES—1.9%
	Gartner, Inc.
100	3.750%—10/01/2030[1]	87
300	4.500%—07/01/2028[1]	282
		369
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	263
		632
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	264
100	4.000%—04/15/2029[1]	94
		358
300	Microchip Technology, Inc. 4.250%—09/01/2025	294
200	NVIDIA Corp. 2.850%—04/01/2030	177
200	Texas Instruments, Inc. 2.250%—09/04/2029	174
		1,003

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—4.5%
$200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	$174
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	277
100	MicroStrategy, Inc. 6.125%—06/15/2028[1]	93
	Open Text Corp.
300	3.875%—02/15/2028[1]	274
300	6.900%—12/01/2027[1]	306
		580
	Oracle Corp.
300	2.300%—03/25/2028	267
100	6.150%—11/09/2029	103
		370
		1,494
SPECIALTY RETAIL—2.4%
200	Arko Corp. 5.125%—11/15/2029[1]	161
300	Bath & Body Works, Inc. 6.875%—11/01/2035	298
	Gap, Inc.
300	3.625%—10/01/2029[1]	254
100	3.875%—10/01/2031[1]	82
		336
		795
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
300	Xerox Holdings Corp. 5.500%—08/15/2028[1]	261
TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Tapestry, Inc.
100	7.350%—11/27/2028	103
200	7.700%—11/27/2030	208
		311
TOBACCO—3.8%
300	Altria Group, Inc. 4.800%—02/14/2029	291
100	Imperial Brands Finance PLC 3.125%—07/26/2024[1]	99
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	392
100	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	98
400	Vector Group Ltd. 5.750%—02/01/2029[1]	364
		1,244
TRADING COMPANIES & DISTRIBUTORS—2.1%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	192
300	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	302
200	LKQ Corp. 5.750%—06/15/2028	200
		694

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRANSPORTATION INFRASTRUCTURE—0.9%
$300	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	$288
WIRELESS TELECOMMUNICATION SERVICES—0.5%
200	T-Mobile USA, Inc. 2.625%—02/15/2029	176
Total Corporate Bonds & Notes (Cost $31,572)		$31,380

Foreign Government Obligations—0.4%
Principal Amount		Value
(Cost $214)
$200	Russia Foreign Bonds - Eurobond 4.250%—06/23/2027[1]	$145
TOTAL INVESTMENTS—95.7% (Cost $31,786)		31,525
CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		1,418
TOTAL NET ASSETS—100.0%		$32,943

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Short)	3	06/18/2024	$322	$1
U.S Treasury Note Futures 2 Year (Long)	50	06/28/2024	10,133	(104)
U.S Treasury Note Futures 5 Year (Long)	42	06/28/2024	4,399	(92)
Total Futures Contracts				$ (195)

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 42	Buy	1.000%	06/20/2029	0.533%	Quarterly	$10,000	$(221)	$(217)	$(4)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 42	Buy	5.000%	06/20/2029	3.547%	Quarterly	3,400	(218)	(232)	14
Total Centrally Cleared Credit Default Swaps										$10
FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2024, the aggregate value of these securities was $20,584 or 62% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2024 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Disruptive Innovation ETF	Harbor Dividend Growth Leaders ETF	Harbor Energy Transition Strategy ETF (Consolidated)	Harbor Health Care ETF
Assets
Investments, at identified cost	$144,759	$25,141	$214,475	$14,314	$12,948
Investments, at value (including securities loaned of $0, $0, $0, $0, $0, $0, $0, $0, $2,586, $0, $0, $0, $0 and $0, respectively)	$144,743	$30,804	$259,564	$14,313	$13,436
Cash	7,722	601	834	5,178	368
Due from broker	1,930	—	—	3,552	—
Foreign currency, at value (Cost: $0, $0, $0, $0, $0, $0, $0, $0, $182, $0, $0, $0, $2 and $1)	—	—	—	—	—
Receivables for:
Investment sold	1,902	—	4,961	—	140
Capital shares sold	565	—	—	—	—
Dividends	—	2	136	—	14
Interest	—	—	—	19	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	—	—	—	—
Total Assets	156,862	31,407	265,495	23,062	13,958
Liabilities
Payables for:
Due to broker	—	—	—	991	—
Investments purchased	—	—	—	—	70
Capital shares reacquired	—	—	346	—	—
Collateral for securities loaned	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	283	—
Investments sold short, at value (proceeds: $0, $0, $0, $0, $0, $0, $0, $0, $10,291, $0, $0, $0, $0 and $0, respectively)	—	—	—	—	—
Accrued management fees	83	20	109	14	9
Other	—	—	—	—	—
Total Liabilities	83	20	455	1,288	79
NET ASSETS	$156,779	$31,387	$265,040	$21,774	$13,879
Net Assets Consist of:
Paid-in capital	$149,293	$28,171	$221,061	$23,925	$13,218
Total distributable earnings/(loss)	7,486	3,216	43,979	(2,151)	661
	$156,779	$31,387	$265,040	$21,774	$13,879
NET ASSET VALUE PER SHARE
Net assets	$156,779	$31,387	$265,040	$21,774	$13,879
Shares of beneficial interest (No par value and unlimited authorizations)	6,925	2,100	19,152	1,700	550
Net asset value per share[1]	$22.64	$14.95	$13.84	$12.81	$25.24
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor Unconstrained ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF	Harbor Multi-Asset Explorer ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF

$11,432	$259,464	$116,721	$112,255	$16,043	$319,533	$3,476	$117,540	$31,786
$12,170	$312,718	$116,803	$113,724	$17,833	$378,878	$3,695	$118,493	$31,525
29	409	14	954	5,935	4,147	8	5,682	345
—	—	—	—	—	—	—	—	397
—	—	—	181	—	—	—	2	1

—	—	—	—	6,175	12,578	—	147	—
—	—	—	12,717	—	1,134	—	—	—
2	135	19	121	10	150	—	—	—
—	—	—	—	—	—	—	1,997	485
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	77
—	—	—	—	—	—	—	—	123
—	—	—	39	—	22	—	3	3
12,201	313,262	116,836	127,736	29,953	396,909	3,703	126,324	32,956

—	—	—	—	—	—	—	—	—
—	—	—	12,365	6,223	14,240	—	2,178	—
—	—	—	—	—	—	—	—	—
—	—	—	2,716	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	9,513	—	—	—	—
5	91	59	42	14	177	3	48	13
—	—	—	14	5	14	—	—	—
5	91	59	15,137	15,755	14,431	3	2,226	13
$12,196	$313,171	$116,777	$112,599	$14,198	$382,478	$3,700	$124,098	$32,943

$10,816	$233,244	$111,739	$110,414	$11,368	$319,426	$3,510	$244,979	$38,237
1,380	79,927	5,038	2,185	2,830	63,052	190	(120,881)	(5,294)
$12,196	$313,171	$116,777	$112,599	$14,198	$382,478	$3,700	$124,098	$32,943

$12,196	$313,171	$116,777	$112,599	$14,198	$382,478	$3,700	$124,098	$32,943
575	10,350	4,450	4,225	550	17,150	175	2,789	775
$21.21	$30.26	$26.24	$26.65	$25.82	$22.30	$21.14	$44.50	$42.51

1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS—Period Ended April 30, 2024 (Unaudited)

(All amounts in thousands)

	Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Disruptive Innovation ETF	Harbor Dividend Growth Leaders ETF	Harbor Energy Transition Strategy ETF (Consolidated)	Harbor Health Care ETF
Investment Income
Dividends	$—	$43	$2,574	$—	$29
Interest	3,467	7	39	671	1
Foreign taxes withheld	—	(1)	(11)	—	—
Total Investment Income	3,467	49	2,602	671	30
Operating Expenses
Management fees	411	118	607	84	31
Dividend and interest expense on investments sold short	—	—	—	—	—
Total Operating Expenses	411	118	607	84	31
Net Investment Income/(Loss)	3,056	(69)	1,995	587	(1)
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	—	(131)	(3,506)	—	207
In-kind redemptions	—	1,121	6,309	—	—
Futures contracts	—	—	—	—	—
Swap agreements	5,145	—	—	(2,314)	—
Investments sold short	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(14)	6,411	28,978	(1)	305
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	(283)	—
Investments sold short	—	—	—	—	—
Net gain/(loss) on investment transactions	5,131	7,401	31,781	(2,598)	512
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,187	$7,332	$33,776	$(2,011)	$511
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor Unconstrained ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor Long-Short Equity ETF[1]	Harbor Long-Term Growers ETF	Harbor Multi-Asset Explorer ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF

$65	$1,979	$898	$642	$55	$930	$108	$—	$—
1	4	4	3	37	16	—	4,993	1,175
—	—	—	(86)	—	(26)	—	—	—
66	1,983	902	559	92	920	108	4,993	1,175

30	508	364	125	67	837	13	288	81
—	—	—	—	36	—	—	—	—
30	508	364	125	103	837	13	288	81
36	1,475	538	434	(11)	83	95	4,705	1,094

92	1,637	(13,151)	12	87	(3,572)	29	505	124
881	24,214	18,335	437	—	15,857	20	—	—
—	—	—	—	—	—	—	—	51
—	—	—	—	—	—	—	—	(368)
—	—	—	—	(1,494)	—	—	—	—

1,372	28,979	10,584	2,074	1,430	38,705	311	4,918	1,193
—	—	—	(5)	—	—	—	—	—
—	—	—	—	—	—	—	—	(105)
—	—	—	—	—	—	—	—	(28)
—	—	—	—	974	—	—	—	—
2,345	54,830	15,768	2,518	997	50,990	360	5,423	867
$2,381	$56,305	$16,306	$2,952	$986	$51,073	$455	$10,128	$1,961

1	For the period December 4, 2023 (commencement of operations) through April 30, 2024

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Commodity All-Weather Strategy ETF (Consolidated)		Harbor Disruptive Innovation ETF		Harbor Dividend Growth Leaders ETF		Harbor Energy Transition Strategy ETF (Consolidated)
	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$3,056	$2,714	$(69)	$(92)	$1,995	$3,345	$587	$703
Net realized gain/(loss) on investments	5,145	4,039	990	(1,947)	2,803	8,403	(2,314)	(6,460)
Change in net unrealized appreciation/(depreciation) of investments	(14)	20	6,411	1,305	28,978	(7,313)	(284)	4
Net increase/(decrease) in assets resulting from operations	8,187	6,773	7,332	(734)	33,776	4,435	(2,011)	(5,753)
Distributions to Shareholders	(7,168)	(427)	—	—	(1,920)	(10,729)	(744)	(148)
Capital Share Transactions:
Net proceeds from sale of shares	58,533	42,680	2,010	22,178	53,096	111,555	1,537	9,084
Cost of shares reacquired	(8,501)	(7,105)	(3,813)	(2,732)	(21,797)	(45,051)	(1,545)	—
Net increase/(decrease) derived from capital share transactions	50,032	35,575	(1,803)	19,446	31,299	66,504	(8)	9,084
Net increase/(decrease) in net assets	51,051	41,921	5,529	18,712	63,155	60,210	(2,763)	3,183
Net Assets
Beginning of period	105,728	63,807	25,858	7,146	201,885	141,675	24,537	21,354
End of period	$156,779	$105,728	$31,387	$25,858	$265,040	$201,885	$21,774	$24,537
Capital Share Transactions (Shares):
Shares sold	2,675	1,925	125	1,825	3,900	9,125	125	575
Shares reacquired	(400)	(325)	(250)	(225)	(1,600)	(3,750)	(125)	—
Net increase/(decrease) in shares outstanding	2,275	1,600	(125)	1,600	2,300	5,375	—	575
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF		Harbor Human Capital Factor Unconstrained ETF		Harbor Human Capital Factor US Large Cap ETF		Harbor Human Capital Factor US Small Cap ETF		Harbor International Compounders ETF		Harbor Long-Short Equity ETF
November 1, 2023	November 16, 2022[1]	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022	November 1, 2023	April 12, 2023[1]	November 1, 2023	November 1, 2022	December 4, 2023[1]
through	through	through	through	through	through	through	through	through	through	through
April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(1)	$(10)	$36	$41	$1,475	$2,808	$538	$349	$434	$164	$(11)
207	69	973	(9)	25,851	5,117	5,184	1,371	449	(5)	(1,407)
305	183	1,372	549	28,979	23,155	10,584	(10,502)	2,069	(317)	2,404
511	242	2,381	581	56,305	31,080	16,306	(8,782)	2,952	(158)	986
(92)	—	(44)	(11)	(3,375)	(628)	(538)	—	(191)	(8)	—

9,211	4,007	2,102	4,688	78,229	40,586	62,525	122,579	91,096	15,152	9,529
—	—	(2,110)	(2,198)	(65,634)	(40,638)	(64,381)	(10,932)	(2,011)	(557)	—
9,211	4,007	(8)	2,490	12,595	(52)	(1,856)	111,647	89,085	14,595	9,529
9,630	4,249	2,329	3,060	65,525	30,400	13,912	102,865	91,846	14,429	10,515

4,249	—	9,867	6,807	247,646	217,246	102,865	—	20,753	6,324	3,683*
$13,879	$4,249	$12,196	$9,867	$313,171	$247,646	$116,777	$102,865	$112,599	$20,753	$14,198

350	200	100	275	2,600	1,725	2,275	4,975	3,375	625	400*
—	—	(100)	(125)	(2,200)	(1,750)	(2,375)	(425)	(75)	(25)	—
350	200	—	150	400	(25)	(100)	4,550	3,300	600	400

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Long-Term Growers ETF		Harbor Multi-Asset Explorer ETF		Harbor Scientific Alpha High-Yield ETF		Harbor Scientific Alpha Income ETF
	November 1, 2023	November 1, 2022	November 1, 2023	September 13, 2023[1]	November 1, 2023	November 1, 2022	November 1, 2023	November 1, 2022
	through	through	through	through	through	through	through	through
	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023	April 30, 2024	October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$83	$60	$95	$4	$4,705	$7,026	$1,094	$1,889
Net realized gain/(loss) on investments	12,285	(3,662)	49	(78)	505	(2,670)	(193)	(1,576)
Change in net unrealized appreciation/(depreciation) of investments	38,705	23,986	311	(92)	4,918	32	1,060	815
Net increase/(decrease) in assets resulting from operations	51,073	20,384	455	(166)	10,128	4,388	1,961	1,128
Distributions to Shareholders	(154)	(53)	(99)	—	(4,665)	(6,422)	(1,113)	(1,584)
Capital Share Transactions:
Net proceeds from sale of shares	188,017	99,515	543	3,500	12,269	120,346[2]	1,082	2,155
Cost of shares reacquired	(40,749)	(14,281)	(533)	—	(1,572)	(40,212)	—	—
Net increase/(decrease) derived from capital share transactions	147,268	85,234	10	3,500	10,697	80,134	1,082	2,155
Net increase/(decrease) in net assets	198,187	105,565	366	3,334	16,160	78,100	1,930	1,699
Net Assets
Beginning of period	184,291	78,726	3,334	—	107,938	29,838	31,013	29,314
End of period	$382,478	$184,291	$3,700	$3,334	$124,098	$107,938	$32,943	$31,013
Capital Share Transactions (Shares):
Shares sold	8,475	5,975	25	175	275	2,772[2]	25	50
Shares reacquired	(1,800)	(950)	(25)	—	(35)	(925)	—	—
Net increase/(decrease) in shares outstanding	6,675	5,025	—	175	240	1,847	25	50

*
On December 4, 2023, Disciplined Alpha Onshore Fund LP was reorganized and converted from a private fund into Harbor Long-Short ETF.
The net assets at the beginning of period was as a result of the reorganization. The shares sold include 150 shares issued with an initial NAV of $24.55 as a result of the reorganization. Refer to Note 1 in the Notes to Financial Statements for additional information.

1	Commencement of Operations
2	These amounts include 2,697 shares valued at $117,105 that were issued as a result of the Fund’s reorganization on February 24, 2023.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from February 9, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$22.74	$20.92	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.55	0.78	0.04
Net realized and unrealized gain/(loss) on investments	0.87	1.18	0.88
Total from investment operations	1.42	1.96	0.92
Less Distributions
Dividends from net investment income	(1.52)	(0.14)	—
Total distributions	(1.52)	(0.14)	—
Net asset value end of period	22.64	22.74	20.92
Net assets end of period (000s)	$156,779	$105,728	$63,807
Ratios and Supplemental Data (%)
Total return	6.77%[c]	9.40%	4.60%[c]
Ratio of total expenses to average net assets	0.68[d]	0.68	0.68[d]
Ratio of net investment income/(loss) to average net assets	5.06[d]	3.53	0.27[d]

Harbor Disruptive Innovation ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from December 1, 2021[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$11.62	$11.43	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	(0.03)	(0.06)	(0.02)[e]
Net realized and unrealized gain/(loss) on investments	3.36	0.25	(8.55)
Total from investment operations	3.33	0.19	(8.57)
Net asset value end of period	14.95	11.62	11.43
Net assets end of period (000s)	$31,387	$25,858	$7,146
Ratios and Supplemental Data (%)
Total return	28.66%[c]	1.66%	(42.85)%+,c
Ratio of total expenses to average net assets	0.75[d]	0.75	0.75[d]
Ratio of net investment income/(loss) to average net assets	(0.44)[d]	(0.45)	(0.18)[d,e]
Portfolio turnover^	28[c]	77	71[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Dividend Growth Leaders ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022[f]	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
	(Unaudited)
Net asset value beginning of period	$11.98	$12.34	$16.50	$13.13	$12.33	$11.69
Income from Investment Operations
Net investment income/(loss)[b]	0.11	0.24	0.25[e]	0.19[e]	0.17[e]	0.19[e]
Net realized and unrealized gain/(loss) on investments	1.86	0.25	(1.28)	4.33	0.85	1.44
Total from investment operations	1.97	0.49	(1.03)	4.52	1.02	1.63
Less Distributions
Dividends from net investment income	(0.11)	(0.38)	(0.18)	(0.16)	(0.22)	(0.14)
Distributions from net realized capital gains	—	(0.47)	(2.95)	(0.99)	—	(0.85)
Total distributions	(0.11)	(0.85)	(3.13)	(1.15)	(0.22)	(0.99)
Net asset value end of period	13.84	11.98	12.34	16.50	13.13	12.33
Net assets end of period (000s)	$265,040	$201,885	$141,675	$156,827	$121,448	$131,791
Ratios and Supplemental Data (%)
Total return	16.43%[c]	4.05%	(8.48)%+	36.30%+	8.28%+	16.30%+
Ratio of total expenses to average net assets	0.50[d]	0.50	0.83	1.05	1.09	1.13
Ratio of net investment income/(loss) to average net assets	1.64[d]	1.93	1.86[e]	1.25[e]	1.39[e]	1.71[e]
Portfolio turnover^	20[c]	71	78	62	76	71

Harbor Energy Transition Strategy ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from July 13, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$14.43	$18.98	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.35	0.48	0.05
Net realized and unrealized gain/(loss) on investments	(1.53)	(4.90)	(1.07)
Total from investment operations	(1.18)	(4.42)	(1.02)
Less Distributions
Dividends from net investment income	(0.44)	(0.13)	—
Total distributions	(0.44)	(0.13)	—
Net asset value end of period	12.81	14.43	18.98
Net assets end of period (000s)	$21,774	$24,537	$21,354
Ratios and Supplemental Data (%)
Total return	(8.11)%[c]	(23.46)%	(5.10)%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	5.56[d]	2.98	0.74[d]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Health Care ETF
	6-Month Period Ended April 30, 2024	Period from November 16, 2022[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$21.24	$19.86
Income from Investment Operations
Net investment income/(loss)[b]	(—)*	(0.06)
Net realized and unrealized gain/(loss) on investments	4.46	1.44
Total from investment operations	4.46	1.38
Less Distributions
Dividends from net investment income	(0.16)	—
Distributions from net realized capital gains	(0.30)	—
Total distributions	(0.46)	—
Net asset value end of period	25.24	21.24
Net assets end of period (000s)	$13,879	$4,249
Ratios and Supplemental Data (%)
Total return	21.09%[c]	6.97%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80[d]
Ratio of net investment income/(loss) to average net assets	(0.04)[d]	(0.28)[d]
Portfolio turnover^	67[c]	133[c]

Harbor Human Capital Factor Unconstrained ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from February 23, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$17.16	$16.02	$19.31
Income from Investment Operations
Net investment income/(loss)[b]	0.06	0.07	0.02
Net realized and unrealized gain/(loss) on investments	4.07	1.10	(3.31)
Total from investment operations	4.13	1.17	(3.29)
Less Distributions
Dividends from net investment income	(0.08)	(0.03)	—
Total distributions	(0.08)	(0.03)	—
Net asset value end of period	21.21	17.16	16.02
Net assets end of period (000s)	$12,196	$9,867	$6,807
Ratios and Supplemental Data (%)
Total return	24.05%[c]	7.29%	(17.04)%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	0.59[d]	0.42	0.16[d]
Portfolio turnover^	70[c]	81	18[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor US Large Cap ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from October 12, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$24.89	$21.78	$19.96
Income from Investment Operations
Net investment income/(loss)[b]	0.15	0.28	0.01
Net realized and unrealized gain/(loss) on investments	5.56	2.89	1.81
Total from investment operations	5.71	3.17	1.82
Less Distributions
Dividends from net investment income	(0.28)	(0.06)	—
Distributions from net realized capital gains	(0.06)	—*	—
Total distributions	(0.34)	(0.06)	—
Net asset value end of period	30.26	24.89	21.78
Net assets end of period (000s)	$313,171	$247,646	$217,246
Ratios and Supplemental Data (%)
Total return	23.06%[c]	14.61%	9.12%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	1.02[d]	1.17	0.98[d]
Portfolio turnover^	44[c]	22	2[c]

Harbor Human Capital Factor US Small Cap ETF
	6-Month Period Ended April 30, 2024	Period from April 12, 2023[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$22.61	$24.70
Income from Investment Operations
Net investment income/(loss)[b]	0.12	0.08
Net realized and unrealized gain/(loss) on investments	3.63	(2.17)
Total from investment operations	3.75	(2.09)
Less Distributions
Dividends from net investment income	(0.12)	—
Total distributions	(0.12)	—
Net asset value end of period	26.24	22.61
Net assets end of period (000s)	$116,777	$102,865
Ratios and Supplemental Data (%)
Total return	16.54%[c]	(8.46)%[c]
Ratio of total expenses to average net assets	0.60[d]	0.60[d]
Ratio of net investment income/(loss) to average net assets	0.89[d]	0.60[d]
Portfolio turnover^	77[c]	12[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor International Compounders ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from September 7, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$22.44	$19.46	$19.89
Income from Investment Operations
Net investment income/(loss)[b]	0.25	0.27	0.02
Net realized and unrealized gain/(loss) on investments	4.13	2.73	(0.45)
Total from investment operations	4.38	3.00	(0.43)
Less Distributions
Dividends from net investment income	(0.17)	(0.02)	—
Total distributions	(0.17)	(0.02)	—
Net asset value end of period	26.65	22.44	19.46
Net assets end of period (000s)	$112,599	$20,753	$6,324
Ratios and Supplemental Data (%)
Total return	19.54%[c]	15.44%	(2.16)%[c]
Ratio of total expenses to average net assets	0.55[d]	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets	1.91[d]	1.12	0.57[d]
Portfolio turnover^	1[c]	17	1[c]

Harbor Long-Short Equity ETF
Period from December 04, 2023[a] through April 30, 2024
(Unaudited)
Net asset value beginning of period	$24.55
Income from Investment Operations
Net investment income/(loss)[b]	(0.02)
Net realized and unrealized gain/(loss) on investments	1.29
Total from investment operations	1.27
Net asset value end of period	25.82
Net assets end of period (000s)	$14,198
Ratios and Supplemental Data (%)
Total return	5.18%[c]
Ratio of total expenses to average net assets	1.85[d]
Ratio of total expenses excluding dividend and interest expense to average net assets	1.20[d]
Ratio of net investment income/(loss) to average net assets	(0.21)[d]
Portfolio turnover^	71[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Long-Term Growers ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Period from February 2, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$17.59	$14.45	$19.32
Income from Investment Operations
Net investment income/(loss)[b]	0.01	0.01	—*
Net realized and unrealized gain/(loss) on investments	4.71	3.14	(4.87)
Total from investment operations	4.72	3.15	(4.87)
Less Distributions
Dividends from net investment income	(0.01)	(0.01)	—
Total distributions	(0.01)	(0.01)	—
Net asset value end of period	22.30	17.59	14.45
Net assets end of period (000s)	$382,478	$184,291	$78,726
Ratios and Supplemental Data (%)
Total return	26.86%[c]	21.82%	(25.22)%[c]
Ratio of total expenses to average net assets	0.57[d]	0.57	0.57[d]
Ratio of net investment income/(loss) to average net assets	0.06[d]	0.05	0.03[d]
Portfolio turnover^	21[c]	49	24[c]

Harbor Multi-Asset Explorer ETF
	6-Month Period Ended April 30, 2024	Period from September 13, 2023[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$19.05	$19.99
Income from Investment Operations
Net investment income/(loss)[b,g]	0.54	0.03
Net realized and unrealized gain/(loss) on investments	2.12	(0.97)
Total from investment operations	2.66	(0.94)
Less Distributions
Dividends from net investment income	(0.57)	—
Total distributions	(0.57)	—
Net asset value end of period	21.14	19.05
Net assets end of period (000s)	$3,700	$3,334
Ratios and Supplemental Data (%)
Total return	14.08%[c]	(4.70)%[c]
Ratio of total expenses to average net assets[g]	0.70[d]	0.70[d]
Ratio of net investment income/(loss) to average net assets[g]	5.28[d]	1.03[d]
Portfolio turnover^	81[c]	125[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Scientific Alpha High-Yield ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$42.35	$42.50	$49.64	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.74	3.35	2.34	1.70
Net realized and unrealized gain/(loss) on investments	2.14	(0.37)	(6.94)	(2.07)
Total from investment operations	3.88	2.98	(4.60)	(0.37)
Less Distributions
Dividends from net investment income	(1.73)	(3.13)	(2.53)	—
Distributions from net realized capital gains	—	—	(0.01)	—
Total distributions	(1.73)	(3.13)	(2.54)	—
Net asset value end of period	44.50	42.35	42.50	49.64
Net assets end of period (000s)	$124,098	$107,938	$29,838	$34,844
Ratios and Supplemental Data (%)
Total return	9.27%[c]	7.08%	(9.49)%	(0.72)%[c]
Ratio of total expenses to average net assets	0.48[d]	0.48	0.48	0.48[d]
Ratio of net investment income/(loss) to average net assets	7.84[d]	7.72	5.13	3.42[d]
Portfolio turnover^	18[c]	55	114	1[c]

Harbor Scientific Alpha Income ETF
	6-Month Period Ended April 30, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$41.35	$41.88	$49.10	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.45	2.55	1.42	1.00
Net realized and unrealized gain/(loss) on investments	1.18	(0.92)	(7.24)	(1.90)
Total from investment operations	2.63	1.63	(5.82)	(0.90)
Less Distributions
Dividends from net investment income	(1.47)	(2.16)	(1.40)	—
Total distributions	(1.47)	(2.16)	(1.40)	—
Net asset value end of period	42.51	41.35	41.88	49.10
Net assets end of period (000s)	$32,943	$31,013	$29,314	$34,367
Ratios and Supplemental Data (%)
Total return	6.39%[c]	3.88%	(12.02)%	(1.80)%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	6.79[d]	6.03	3.15	2.02[d]
Portfolio turnover^	21[c]	63	124	—[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
*	Less than $0.01
+	The total return would have been lower had management fee not been waived during the period shown.
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fee
f	On May 20, 2022, the Westfield Capital Dividend Growth Fund was reorganized and converted from a mutual fund into Harbor Dividend Growth Leaders ETF.
g
The per share net investment income/(loss) and the ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from the underlying funds.

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust
Notes to Financial Statements—April 30, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Harbor Long-Short Equity ETF commenced operations on December 4, 2023.
Harbor Multi-Asset Explorer ETF invests in unaffiliated investment companies. The recent financial statements, including the accounting policies, and schedules of investments of the underlying funds should be read in conjunction with the Fund’s financial statements. The expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the underlying funds.
Reorganization
At a meeting held on August 13-14, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) setting forth the terms and conditions of the reorganization of the Disciplined Alpha Onshore Fund LP (the “Target Fund”), a limited partnership formed pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act, as amended, with and into the Harbor Long-Short Equity ETF, a newly-organized series of the Trust (the “Acquiring Fund”) (the “Reorganization”). The Reorganization was completed on December 4, 2023 (the “Reorganization Date”). Prior to the Reorganization Date, Disciplined Alpha LLC served as the investment adviser to the Target Fund. On the Reorganization Date, Harbor Capital became the investment adviser and Disciplined Alpha LLC became the subadvisor, to the Acquiring Fund.
The Reorganization was accomplished by (1) the transfer of all of the Target Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; and (2) immediately thereafter (a) the number of shares of the Acquiring Fund received by the Target Fund was distributed to holders (“Target Fund Interest Holders”) of the outstanding limited partnership interests in the Target Fund (“Target Fund Interests”) in proportion to the positive Target Fund capital account balances relating thereto and (b) cash was distributed to Target Fund Interest Holders in lieu of fractional Acquiring Fund Shares, in redemption of all outstanding Target Fund Interests and in complete liquidation and termination of the Target Fund. The Reorganization was structured such that the Target Fund and the Acquiring Fund did not recognize gain or loss in connection with the transfer of assets as part of the Reorganization.
Pursuant to the Plan, the Target Fund organized as a limited partnership was converted to an ETF on the Reorganization Date. The Acquiring Fund is the surviving legal entity. The Acquiring Fund had no investment operations or performance history prior to the Reorganization Date. While the Acquiring Fund has adopted the performance history of the Target Fund for evaluating investment performance, the Acquiring Fund did not adopt the operating history of the Target Fund for financial reporting purposes. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

for the purpose of acquiring the assets and liabilities of the Target Fund. Below is a breakout of assets, liabilities, and total net assets at fair value transferred to the Acquiring Fund as of Reorganization Date after the close of business of the Target Fund on December 1, 2023. All amounts are in thousands.
Assets:
Investments, at cost (net of long and short positions)	$2,086
Investments, at value (net of long and short positions)	2,250
Cash	1,431
Dividends receivable	3
Total Assets	3,684
Liabilities:
Other	1
Total liabilities	1
Net Assets:	$3,683
150,000 shares of the Acquiring Fund were issued with an initial net asset value per share of $24.55. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of each of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund had no assets or liabilities prior to the Reorganization.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses are recognized as a component of interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Harbor Commodity All-Weather Strategy ETF’s and Harbor Energy Transition Strategy ETF’s Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets include the investments and account balances of both the Funds and their wholly owned subsidiary, Harbor Cayman Inflation Focus Ltd and Harbor Cayman Energy Transition Ltd, respectively (individually, the “Subsidiary”). Each Fund’s Subsidiary enables each Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
Management has analyzed each Fund’s tax positions on the open tax year (in particular, U.S. federal income tax returns for the tax years ended October 31, 2021-2022), if applicable, including all positions expected to be taken upon filing the 2023 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty through which it made the short sale to serve as collateral for its obligation to deliver the borrowed security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee or premium to borrow securities or maintain an arrangement with a counterparty to borrow securities and is obligated to pay any accrued interest and dividends on these borrowed securities. Dividends declared on securities sold short are accrued on the ex-dividend date and are recorded as expenses in the Fund’s Statement of Operations. If the price of the security sold short increases between the time the short sale originated and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Until the borrowed security is replaced, the Fund will pledge cash or liquid investments sufficient to cover its short position with the Fund’s custodian. If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is no limit to the amount of the potential increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
During the period, Harbor Long-Short Equity ETF engaged in short sale transactions. The Fund has engaged State Street Bank and Trust Company (“State Street”) to provide prime brokerage and lending services. In accordance with the terms of the Fund’s agreement with State Street, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated and accrued daily based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The prime services fee is included in Dividend and interest expense on investments sold short in the Fund’s Statement of Operations.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the period, Harbor Scientific Alpha Income ETF used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swaps held by Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated), which generally are reset monthly, may be terminated by the Funds at any time.
During the period, Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities, U.S. government obligations, investments sold short and in-kind transactions, if any, for each Fund for the period ended April 30, 2024 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$—	$—
Harbor Disruptive Innovation ETF	8,523	8,536
Harbor Dividend Growth Leaders ETF	51,734	46,547
Harbor Energy Transition Strategy ETF (Consolidated)	—	—
Harbor Health Care ETF	5,027	5,401
Harbor Human Capital Factor Unconstrained ETF	8,279	8,291
Harbor Human Capital Factor US Large Cap ETF	125,295	125,421
Harbor Human Capital Factor US Small Cap ETF	92,420	92,279
Harbor International Compounders ETF	11,142	440
Harbor Long-Short Equity ETF	23,451	11,755
Harbor Long-Term Growers ETF	59,045	61,235
Harbor Multi-Asset Explorer ETF	2,918	2,909
Harbor Scientific Alpha High-Yield ETF	20,940	25,670
Harbor Scientific Alpha Income ETF	7,681	6,514
For the period ended April 30, 2024, the following Funds engaged in in-kind transactions associated with Creation Unit purchases and redemptions:
	Purchases (000s)	Sales (000s)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$—	$—
Harbor Disruptive Innovation ETF	1,948	3,619
Harbor Dividend Growth Leaders ETF	50,812	20,202
Harbor Energy Transition Strategy ETF (Consolidated)	—	—
Harbor Health Care ETF	9,081	—
Harbor Human Capital Factor Unconstrained ETF	2,098	2,121
Harbor Human Capital Factor US Large Cap ETF	78,807	66,254
Harbor Human Capital Factor US Small Cap ETF	62,524	64,327
Harbor International Compounders ETF	79,109	1,774
Harbor Long-Short Equity ETF	—	—
Harbor Long-Term Growers ETF	186,341	39,219
Harbor Multi-Asset Explorer ETF	—	—
Harbor Scientific Alpha High-Yield ETF	11,648	—
Harbor Scientific Alpha Income ETF	—	—
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
During the period, Harbor International Compounders ETF engaged in securities lending. As of April 30, 2024, the value of the securities on loan and related cash collateral were $2,586,000 and $2,716,000, respectively.
NOTE 4—CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Advisor determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statements of Assets and Liabilities.
NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund;(vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
The advisory agreements provide for a management fee based on an annual percentage rate of average daily net assets as follows:
Management Fee
Harbor Commodity All-Weather Strategy ETF (Consolidated)	0.68%
Harbor Disruptive Innovation ETF	0.75
Harbor Dividend Growth Leaders ETF	0.50
Harbor Energy Transition Strategy ETF (Consolidated)	0.80
Harbor Health Care ETF	0.80
Harbor Human Capital Factor Unconstrained ETF	0.50
Harbor Human Capital Factor US Large Cap ETF	0.35
Harbor Human Capital Factor US Small Cap ETF	0.60
Harbor International Compounders ETF	0.55
Harbor Long-Short Equity ETF	1.20
Harbor Long-Term Growers ETF	0.57
Harbor Multi-Asset Explorer ETF	0.70
Harbor Scientific Alpha High-Yield ETF	0.48
Harbor Scientific Alpha Income ETF	0.50
Independent Trustees
The Advisor is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2024 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$144,759	$ —	$ (16)	$ (16)
Harbor Disruptive Innovation ETF *	25,141	6,589	(926)	5,663
Harbor Dividend Growth Leaders ETF *	214,475	47,570	(2,481)	45,089
Harbor Energy Transition Strategy ETF (Consolidated)	14,314	—	(284)	(284)
Harbor Health Care ETF	12,948	899	(411)	488
Harbor Human Capital Factor Unconstrained ETF *	11,432	1,205	(467)	738
Harbor Human Capital Factor US Large Cap ETF	259,464	59,775	(6,521)	53,254
Harbor Human Capital Factor US Small Cap ETF *	116,721	8,757	(8,675)	82
Harbor International Compounders ETF *	112,437	3,516	(2,051)	1,465
Harbor Long-Short Equity ETF (includes investments sold short)	5,753	2,882	(314)	2,568
Harbor Long-Term Growers ETF *	319,533	62,473	(3,128)	59,345
Harbor Multi-Asset Explorer ETF *	3,476	220	(2)	218
Harbor Scientific Alpha High-Yield ETF *	117,540	2,731	(1,779)	952
Harbor Scientific Alpha Income ETF *	31,786	1,063	(1,509)	(446)

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
NOTE 7—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2024, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2024, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Unrealized appreciation on OTC swap agreements	$—

Harbor Energy Transition Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Liabilities
Unrealized depreciation on OTC swap agreements	$(283)

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Harbor Scientific Alpha Income ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Assets
Variation margin on centrally cleared swap agreements[a,b]	$—	$14	$14
Variation margin on futures contracts	1	—	1
Liabilities
Variation margin on centrally cleared swap agreements[a]	—	(4)	(4)
Variation margin on futures contracts	(196)	—	(196)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

b	Net of upfront premium received of $449
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2024, were:
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$5,145
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$—

Harbor Energy Transition Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$(2,314)
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$(283)

Harbor Long-Short Equity ETF
Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Purchased options	$41

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Harbor Scientific Alpha Income ETF
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$51	$—	$51
Swap agreements	—	(368)	(368)
Net realized gain/(loss) on derivatives	$51	$(368)	$(317)
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$(105)	$—	$(105)
Swap agreements	—	(28)	(28)
Change in net unrealized appreciation/(depreciation) on derivatives	$(105)	$(28)	$(133)
NOTE 8—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statements of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2024, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2024, Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2024.
HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)
	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$1,930	$—

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 8—OFFSETTING ASSETS AND LIABILITIES—Continued
HARBOR ENERGY TRANSITION STRATEGY ETF (CONSOLIDATED)
	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Energy Transition Ltd. (Subsidiary)[a]
Goldman Sachs International	$(283)	$2,561	$—

*
Of the total collateral received and/or pledged listed in the above table, net cash of $1,930 and $2,561 included in “Due from/to broker” on the Consolidated Statements of Assets and Liabilities, was pledged as collateral for Harbor Cayman Inflation Focus Ltd and Harbor Cayman Energy Transition Ltd, respectively.

a	Harbor Cayman Inflation Focus Ltd. and Harbor Cayman Energy Transition Ltd. are recognized as separate legal entities for the purpose of their respective ISDA agreements.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 9—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Harbor ETF Trust
FEES AND EXPENSES EXAMPLE (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees and other Fund expenses (with certain exceptions). This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. You may also pay brokerage commissions in connection with your purchase or sale of shares of a Fund, which are not shown in this section and would have resulted in higher costs.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or brokerage commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and brokerage commissions were included, your costs would have been higher.
	Annualized Expense Ratios	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Commodity All-Weather Strategy ETF
ETF	0.68%
Actual		$3.50	$1,000	$1,067.70
Hypothetical (5% return)		3.42	1,000	1,021.48
Harbor Disruptive Innovation ETF
ETF	0.75%
Actual		$4.26	$1,000	$1,286.60
Hypothetical (5% return)		3.77	1,000	1,021.13
Harbor Dividend Growth Leaders ETF
ETF	0.50%
Actual		$2.69	$1,000	$1,164.30
Hypothetical (5% return)		2.51	1,000	1,022.38
Harbor Energy Transition Strategy ETF
ETF	0.80%
Actual		$3.82	$1,000	$918.90
Hypothetical (5% return)		4.02	1,000	1,020.89
Harbor Health Care ETF
ETF	0.80%
Actual		$4.40	$1,000	$1,210.90
Hypothetical (5% return)		4.02	1,000	1,020.89

⬤

Harbor ETF Trust
FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)	Ending Account Value (April 30, 2024)
Harbor Human Capital Factor Unconstrained ETF
ETF	0.50%
Actual		$2.79	$1,000	$1,240.50
Hypothetical (5% return)		2.51	1,000	1,022.38
Harbor Human Capital Factor US Large Cap ETF
ETF	0.35%
Actual		$1.94	$1,000	$1,230.60
Hypothetical (5% return)		1.76	1,000	1,023.12
Harbor Human Capital Factor US Small Cap ETF
ETF	0.60%
Actual		$3.23	$1,000	$1,165.40
Hypothetical (5% return)		3.02	1,000	1,021.88
Harbor International Compounders ETF
ETF	0.55%
Actual		$3.00	$1,000	$1,195.40
Hypothetical (5% return)		2.77	1,000	1,022.13
Harbor Long-Short Equity ETF[2]
ETF	1.85%
Actual		$7.73	$1,000	$1,051.80
Hypothetical (5% return)		7.58	1,000	1,012.82
Harbor Long-Term Growers ETF
ETF	0.57%
Actual		$3.22	$1,000	$1,268.60
Hypothetical (5% return)		2.87	1,000	1,022.03
Harbor Multi-Asset Explorer ETF
ETF	0.70%
Actual		$3.73	$1,000	$1,140.80
Hypothetical (5% return)		3.52	1,000	1,021.38
Harbor Scientific Alpha High-Yield ETF
ETF	0.48%
Actual		$2.50	$1,000	$1,092.70
Hypothetical (5% return)		2.41	1,000	1,022.48
Harbor Scientific Alpha Income ETF
ETF	0.50%
Actual		$2.57	$1,000	$1,063.90
Hypothetical (5% return)		2.51	1,000	1,022.38

1	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
2
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 149/366 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting
Harbor ETF Trust has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor ETF Trust files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor ETF Trust’s Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.
Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.
Advisory Agreement Approvals
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR EXCHANGE-TRADED FUNDS
At a meeting of the Board held on February 14-15, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”), the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Commodity All-Weather Strategy ETF, Harbor Disruptive Innovation ETF, Harbor Dividend Growth Leaders ETF, Harbor Energy Transition Strategy ETF, Harbor Health Care ETF, Harbor Human Capital Factor Unconstrained ETF (formerly, Harbor Corporate Culture Leaders ETF) (Investment Advisory Agreement only), Harbor Human Capital Factor US Large Cap ETF (formerly, Harbor Corporate Culture ETF) (Investment Advisory Agreement Only), Harbor International Compounders ETF, Harbor Long-Term Growers ETF, Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Investment Advisory Agreements and Subadvisory Agreements, as applicable, for Harbor Human Capital Factor US Small Cap ETF (formerly, Harbor Corporate Culture Small Cap ETF) (Investment Advisory Agreement only), Harbor Long-Short Equity ETF and Harbor Multi-Asset Explorer ETF were considered and approved for initial two-year terms by the Board at meetings in 2023.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, as applicable, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser. These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees.  The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate.  The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

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At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination.  The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•The profitability of Harbor Capital with respect to each Fund;
•The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in certain cases), financial and administrative services, that Harbor Capital provides;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;
•The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of each applicable Subadviser;
•Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting of a peer group of funds compiled by Broadridge;
•Information contained in materials compiled by Morningstar as to the investment returns of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers;
•The Funds’ advisory fees relative to the advisory fees that Harbor Capital charges to manage certain collective investment trusts using the same strategies as certain of the Funds, though the Trustees did not consider these comparisons to be a material factor given Harbor Capital’s greater level of responsibilities and additional services provided with respect to the Funds, as well as the more extensive regulatory requirements and risks associated with managing the Fund.

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Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser.  In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary.  The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations.  The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, approach to controlling risk, and the quality and extent of each Subadviser’s investment capabilities and resources, including the nature and extent of research each Subadviser receives from broker-dealers (to the extent applicable) and other sources.  In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund.  The Trustees regularly receive presentations by investment professionals from the Subadvisers.  The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar.  The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate.  The Trustees analyzed the performance of each Fund, the advisory fees of each Fund, and the expenses of each Fund and made certain observations and findings as to each Fund as noted below.    In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Commodity All-Weather Strategy ETF. The Trustees considered Harbor Commodity All-Weather Strategy ETF (inception date February 9, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Commodity Total Return Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one-year rolling returns ranked in the first quartile for the period ended December 31, 2023.  The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered the expertise of Quantix Commodities LP (“Quantix”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Quantix managed approximately $34 million in assets in this strategy, out of a firm-wide total of approximately $990 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy. The Trustees noted that Quantix is the index provider for the Fund’s underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Disruptive Innovation ETF. The Trustees considered Harbor Disruptive Innovation ETF (inception date December 1, 2021), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s

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one-year rolling return ranked in the third quartile for the period ended December 31, 2023. The Trustees also considered that the Fund had outperformed its primary benchmark, the S&P 500 Index, for the one-year period ended December 31, 2023 and underperformed the benchmark for the since inception period ended December 31, 2023.
The Trustees considered the expertise of 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital in the strategies for which they provide model portfolios.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Dividend Growth Leaders ETF. The Trustees considered Harbor Dividend Growth Leaders ETF (inception date April 30, 2010 for predecessor fund), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe medians for the one-, three- and five-year periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, third and first quartile, respectively, for the periods ended December 31, 2023. The Trustees also considered that the Fund had underperformed the S&P 500 Index for the one-, three- and five-year periods ended December 31, 2023.
The Trustees considered the expertise of Westfield Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Westfield Capital managed approximately $403 million in assets in this strategy, out of a firm-wide total of approximately $17.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Energy Transition Strategy ETF. The Trustees considered Harbor Energy Transition Strategy ETF (inception date July 13, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Energy Transition Total Return Index. The Trustees observed that, according to the Broadridge report, the Fund had underperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one-year rolling returns ranked in the fourth quartile for the period ended December 31, 2023.  The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered the expertise of Quantix in managing assets generally and specifically with respect to the Fund’s strategy, noting that Quantix managed approximately $12 million in assets in this strategy, out of a firm-wide total of approximately $990 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy. The Trustees noted that Quantix is the index provider for the Fund’s underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted the small size of the expense group and the Adviser’s belief that the expense ratio is reasonable for the Fund’s unique strategy. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Health Care ETF. The Trustees considered Harbor Health Care ETF (inception date November 16, 2022), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-year rolling returns ranked in the first quartile for the period ended December 31, 2023. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 3000 Growth Health Care Index, for the one-year and since inception periods ended December 31, 2023.
The Trustees considered the expertise of Westfield Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Westfield Capital managed approximately $5.6 million in assets in this strategy, out of a firm-wide total of approximately $17.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

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The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted the Adviser’s belief that the total expense ratio is reasonable for the Fund’s active strategy.  The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Human Capital Factor Unconstrained ETF (formerly, Harbor Corporate Culture Leaders ETF). The Trustees considered Harbor Capital Factor Unconstrained ETF (inception date February 23, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Unconstrained Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2023. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Human Capital Factor US Large Cap ETF (formerly, Harbor Corporate Culture ETF). The Trustees considered Harbor Capital Factor US Large Cap ETF (inception date October 12, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the CIBC Human Capital Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2023. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted the Adviser’s belief that the total expense ratio is reasonable given the Fund’s unique strategy. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor International Compounders ETF. The Trustees considered Harbor International Compounders ETF (inception date September 7, 2022). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023.  The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2023. The Trustees also considered that the Fund had outperformed its primary benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-year and since inception periods ended December 31, 2023.
The Trustees considered the expertise of C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that C WorldWide managed approximately $556 million in assets in this strategy, out of a firm-wide total of approximately $17.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Long-Term Growers ETF. The Trustees considered Harbor Long-Term Growers ETF (inception date February 2, 2022). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023.  The Morningstar data presented showed that the

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Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2023. The Trustees also considered that the Fund had outperformed its primary benchmark, the Russell 1000 Growth Index, for the one-year period ended December 31, 2023 and underperformed the benchmark for the since inception period ended December 31, 2023.
The Trustees considered the expertise of Jennison in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $246.7 million in assets in this strategy, out of a firm-wide total of approximately $194.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund not excessive.
Harbor Scientific Alpha High-Yield ETF. The Trustees considered Harbor Scientific Alpha High-Yield ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2023. The Trustees also considered that the Fund had outperformed its primary benchmark, the ICE BofA U.S. High-Yield Index, for the one-year and since inception periods ended December 31, 2023.
The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $121.9 million in assets in this strategy, out of a firm-wide total of approximately $2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted the Adviser’s belief that the total expense ratio is reasonable given the Fund’s unique strategy. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Scientific Alpha Income ETF. The Trustees considered Harbor Scientific Alpha Income ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2023. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the second quartile for the period ended December 31, 2023. The Trustees also considered that the Fund had outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year and since inception periods ended December 31, 2023.
The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $32.6 million in assets in this strategy, out of a firm-wide total of approximately $2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability.  The Trustees concluded that the allocation methodology was reasonable. In considering Harbor Capital’s profitability generally,

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the Trustees also considered any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.  The Trustees also considered that profitability calculations with respect to advisory operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital. The Trustees determined that Harbor Capital’s profitability in operating in each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. They concluded that the Funds’ fee structures reflected economies of scale to date and that breakpoints in these fee structures were not required at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its payment of fund expenses (with limited exceptions) in accordance with the unitary fee arrangement, and the uncertainty surrounding the aspects of the Funds’ future asset growth. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR LONG-SHORT EQUITY ETF
At a meeting of the Board held on August 12-14, 2023 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Long-Short Equity ETF (the “Fund”), and the Adviser; and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Disciplined Alpha LLC (the “Subadviser” or “Disciplined Alpha”). The Trustees noted that the Fund was anticipated to commence operations by acquiring the assets of a private investment fund for which Disciplined Alpha served as the investment adviser (the “Disciplined Alpha Fund”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the funds, (ii) monitor and oversee the performance and investment capabilities of the Subadviser, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Disciplined Alpha, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Disciplined Alpha to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and Disciplined Alpha as well as the qualifications of their personnel;

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•The fees proposed to be charged by Harbor Capital and Disciplined Alpha for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Disciplined Alpha’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fee and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of Disciplined Alpha in managing other accounts, including the Disciplined Alpha Fund, in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, Disciplined Alpha and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser where appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Funds' operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the investment team, the quality of the investment process and the culture of the Subadviser.
The Trustees noted that the proposed advisory agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was above the average and median of its peer group of funds compiled using Morningstar data that was presented to the Board for comparison purposes. The Trustees noted that Harbor Capital stated it believes the proposed advisory fee rate for the Fund is competitive based on prevailing market considerations and the Fund’s investment strategy.
In discussing the nature and quality of the services to be provided by Disciplined Alpha, the Trustees considered Disciplined Alpha’s expertise and the favorable record Disciplined Alpha had generated in similar strategies. The Trustees also noted the experience of the proposed portfolio manager of the Fund and the favorable record generated by him. In considering Disciplined Alpha’s performance, the Trustees noted that Disciplined Alpha’s record with the Disciplined Alpha Fund was favorable compared to its benchmark and peers on a risk-adjusted basis over the long-term.

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
The Trustees also reviewed and determined to be reasonable, in relation to the services provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to Disciplined Alpha and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses while paying Disciplined Alpha its full subadvisory fee and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
Review of Liquidity Risk Management Program
The Trust has adopted pursuant to Rule 22e-4 under the Investment Company Act (“Rule 22e-4”) a Liquidity Risk Management Program (the “Program”) for the Funds. The Board has designated a committee of Harbor Capital employees as the Program Administrator.
The Program is designed to assess and manage each Fund’s liquidity risk. For purposes of Rule 22e-4, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. Components of the Program include: (i) periodic assessment of each Fund’s liquidity risk based on certain factors; (ii) classification of each Fund’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid and Illiquid) that reflect an estimate of liquidity under current market conditions; (iii) to the extent a Fund does not invest primarily in Highly Liquid investments, establishment of an appropriate Highly Liquid Investment Minimum (“HLIM”) (as defined in Rule 22e-4) for such Fund and ongoing monitoring of the Fund’s net assets to assess compliance with the Fund’s HLIM; (iv) a limit on the ability of a Fund to acquire illiquid investments in excess of 15% of the Fund’s net assets; and (v) periodic reporting to the Board.
At a meeting held on November 9, 2023, the Board of Trustees reviewed the operation and effectiveness of the Program for the period beginning October 1, 2022 and ending September 30, 2023 (the “period”). At the November 9, 2023 meeting, the Board reviewed a report prepared by, and received a presentation from, the Program Administrator regarding the operation of the Program, its adequacy, and the effectiveness of its implementation during the period. The Program Administrator’s report included, among other things, a review of: (i) the operation of the Program overall during the period; (ii) the activities conducted by the Program Administrator with respect to the Program; (iii) the level of portfolio investments classified into each of the four liquidity categories and the services provided by the third-party vendor engaged by the Trust to facilitate such classification with respect to certain of the Funds; and (iv) the most recent liquidity risk assessment for the Funds conducted by the Program Administrator in accordance with Rule 22e-4. Based upon its review, the Program Administrator determined that the Program was adequate and effective in facilitating the Funds’ compliance with Rule 22e-4 during the period.

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HETF.SAR.0424

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(a)
The Registrant has elected to include the most recent semi-annual financial statements as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
The Registrant has elected to include the most recent financial highlights as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHER OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Information is disclosed in the additional information as part of the financial statements included in Item 7 above.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Registrant has elected to disclose statement regarding basis for approval of investment advisory contract as additional information in the report to shareholders filed under Item 1 of this report on Form N-CSR.
ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 16 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION
Not applicable.
ITEM 19 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 26, 2024 on its behalf by the undersigned, thereunto duly authorized.
HARBOR ETF TRUST
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 26, 2024
By:	/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	June 26, 2024

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).